[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (114.6%)
Agency Adjustable Rate Mortgages (2.3%)
Federal Home Loan Mortgage Corp.,
5.59%, 11/1/36	$1,548	$1,574
5.61%, 3/1/37	1,649	1,676
5.70%, 1/1/37	2,692	2,749
5.86%, 4/1/37	1,924	1,951
5.97%, 1/1/37	1,294	1,320
Federal National Mortgage Association,
5.97%, 4/1/37	1,871	1,918
6.80%, 7/1/36	1,600	1,642
6.81%, 8/1/36	1,207	1,236
Government National Mortgage Association,
5.13%, 12/20/25 - 11/20/27	32	32
5.63%, 7/20/25 - 9/20/27	84	84
6.38%, 1/20/25 - 2/20/28	546	560
		14,742
Agency Fixed Rate Mortgages (39.1%)
Federal Home Loan Bank Discount Note,
Zero Coupon, 4/18/08	16,000	15,987
Federal Home Loan Mortgage Corp., Conventional Pools,
10.50%, 1/1/10 - 5/1/19	1	1
11.50%, 10/1/15 - 5/1/19	11	12
Gold Pools:
5.50%, 9/1/37 - 10/1/37	29,398	29,720
6.00%, 12/1/36 - 9/1/37	14,077	14,452
6.50%, 9/1/32	263	274
7.00%, 3/1/32	10	11
7.50%, 6/1/20 - 11/1/32	1,979	2,141
8.00%, 8/1/30 - 1/1/31	55	59
8.50%, 1/1/29 - 8/1/30	80	88
9.50%, 12/1/22	7	8
10.00%, 6/1/17	7	8
April TBA:
5.00%, 4/15/38	(a)23,550	23,318
5.50%, 4/15/37	(a)35,050	35,395
6.00%, 4/15/37	(a)28,900	29,636
6.50%, 4/15/37	(a)4,350	4,513
Federal National Mortgage Association, Conventional Pools:
5.00%, 3/1/37 - 10/1/37	7,440	7,370
5.50%, 5/1/37 - 6/1/37	948	959
6.50%, 9/1/28 - 10/1/33	3,569	3,724
7.00%, 10/1/27 - 1/1/35	6,768	7,203
7.50%, 6/1/25 - 9/1/35	2,081	2,247
8.00%, 10/1/29 - 9/1/32	1,645	1,789
8.50%, 4/1/30 - 2/1/31	630	694
9.50%, 11/1/21 - 4/1/30	131	146
10.00%, 9/1/10 - 6/1/20	32	37
10.50%, 1/1/16 - 5/1/22	349	412
11.00%, 6/1/19 - 11/1/20	167	201
11.50%, 11/1/19	3	3
13.00%, 10/1/15	@—	1
April TBA:
4.50%, 4/25/23	(a)11,250	11,190
5.00%, 4/25/38	(a)7,625	7,548
5.50%, 4/25/37	(a)31,975	32,280
6.50%, 4/25/38	(a)6,550	6,784
5.00%, 4/25/23	(a)10,950	11,054
7.00%, 4/25/38	(a)2,875	3,018
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17 - 1/15/25	98	108

9.50%, 10/15/16 - 11/15/21	315	350
10.00%, 2/15/16 - 6/15/22	503	599
10.50%, 1/15/18 - 8/15/20	53	63
11.00%, 12/15/09 - 1/15/16	6	6
11.50%, 2/15/13 - 8/15/13	4	5
12.00%, 12/15/12 - 12/15/13	12	14
		253,428
Asset Backed Corporate (9.0%)
American Express Credit Account Master Trust,
2.82%, 10/15/12	(b)2,025	1,990
Argent Securities, Inc.,
2.65%, 10/25/36	(b)1,297	1,268
Bear Stearns Asset Backed Securities, Inc.,
2.70%, 1/25/37	(b)1,601	1,432
2.80%, 9/25/34	(b)19	19
2.82%, 3/25/35	(b)98	97
Capital Auto Receivables Asset Trust,
2.83%, 11/15/11	(b)2,500	2,466
2.88%, 7/15/10 - 5/15/11	(b)6,525	6,460
Carrington Mortgage Loan Trust,
2.72%, 2/25/37	(b)1,698	1,601
Citibank Credit Card Issuance Trust,
2.59%, 3/22/12	(b)2,475	2,432
5.65%, 9/20/19	2,310	2,256
Citigroup Mortgage Loan Trust, Inc.,
2.67%, 1/25/37	(b)1,608	1,500
Countrywide Asset-Backed Certificates,
2.75%, 5/25/36	(b)311	307
First Franklin Mortgage Loan Asset Backed Certificates,
2.65%, 7/25/36 - 3/25/37	(b)2,414	2,323
2.67%, 2/25/36	(b)245	243
2.72%, 10/25/35	(b)77	76
Ford Credit Auto Owner Trust,
2.83%, 4/15/10	(b)4,741	4,726
Fremont Home Loan Owner Trust,
2.65%, 10/25/36	(b)1,316	1,269
GSAMP Trust,
2.67%, 1/25/37	(b)1,063	994
2.72%, 3/25/47	(b)1,763	1,640
Indymac Residential Asset Backed Trust,
2.73%, 4/25/37	(b)1,337	1,289
Long Beach Mortgage Loan Trust,
2.69%, 1/25/46	(b)31	31
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	400	410
7.00%, 2/15/12	1,350	1,423
7.80%, 10/15/12	1,400	1,511
Nationstar Home Equity Loan Trust,
2.67%, 9/25/36	(b)523	512
Newcastle Mortgage Securities Trust,
2.73%, 4/25/37	(b)1,695	1,511
Residential Asset Mortgage Products, Inc.,
2.67%, 8/25/36	(b)1,044	1,016
2.69%, 10/25/36	(b)1,308	1,247
Securitized Asset Backed Receivables LLC Trust,
2.71%, 2/25/37	(b)1,917	1,699
2.73%, 5/25/37	(b)2,117	1,984
SLM Student Loan Trust,
3.32%, 10/27/14	(b)2,091	2,081
Soundview Home Equity Loan Trust,
2.68%, 1/25/37	(b)916	874
2.71%, 2/25/37	(b)1,793	1,673
Specialty Underwriting & Residential Finance,
2.72%, 3/25/37	(b)1,632	1,568
Structured Asset Investment Loan Trust,
2.67%, 3/25/36	(b)59	59
Structured Asset Securities Corp.,
2.69%, 2/25/37 - 6/25/37	(b)3,784	3,530
Terwin Mortgage Trust,
2.71%, 4/25/37	(b)(c)886	875
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	375	384
Washington Mutual Asset-Backed Certificates,
2.71%, 4/25/37	(b)1,714	1,586
		58,362

Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
Inv FI IO REMIC
5.13%, 3/15/32	262	30
5.18%, 3/15/32	199	23
5.73%, 10/15/29	9	@—
IO
5.00%, 9/15/14 - 6/15/17	1,908	125
6.00%, 5/1/31	511	100
6.50%, 4/1/28	468	109
7.50%, 12/1/29	29	9
8.00%, 1/1/28 - 6/1/31	52	14
Federal National Mortgage Association,
7.00%, 9/25/32	310	329
Inv FI IO
4.73%, 2/17/31	181	18
5.59%, 10/25/28	74	4
5.83%, 3/18/30	4	@—
IO
3.34%, 3/25/36	6,851	222
5.00%, 2/25/15	257	2
6.00%, 8/25/32 - 7/25/33	1,102	193
6.50%, 2/25/33 - 6/25/33	1,565	307
7.00%, 4/25/33	430	71
7.50%, 11/1/29	108	30
8.00%, 4/1/24 - 12/1/31	438	112
9.00%, 11/1/26	8	2
Government National Mortgage Association,
Inv FI IO
4.76%, 9/16/31	52	5
5.13%, 9/16/27	77	10
5.18%, 4/16/29	393	32
5.38%, 8/16/31	56	7
5.73%, 12/16/29	118	18
5.78%, 8/16/29	113	16
5.96%, 9/20/30	100	12
Inv FI IO PAC
5.58%, 6/16/27	423	8
		1,808
Collateralized Mortgage Obligation - Non Agency Collateral Series (11.4%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	2,500	2,461
5.49%, 2/10/51	2,600	2,527
5.66%, 6/10/49	(b)2,725	2,696
5.69%, 4/10/49	(b)2,725	2,711
5.75%, 2/10/51	(b)3,075	3,065
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(b)2,425	2,392
5.71%, 6/11/40	(b)3,175	3,161
Bear Stearns Structured Products, Inc.,
IO
1.37%, 3/27/36	(c)12,842	25
2.11%, 6/26/36	(c)36,538	457
2.22%, 5/27/36	(c)19,447	146
2.29%, 1/27/37	(c)39,468	434
2.43%, 1/27/37	50,216	628
3.18%, 4/25/37	(c)47,249	1,181
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49	(b)2,050	2,039
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(b)2,450	2,448
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(b)2,150	2,154
Countrywide Alternative Loan Trust,
Zero Coupon, 2/25/47 - 5/25/47	(c)37,048	847
IO
2.18%, 3/20/46	6,866	302
2.40%, 12/20/46	17,196	836
2.56%, 2/25/37	7,775	335
2.86%, 3/20/47	17,089	885
3.68%, 12/20/35	(b)(c)7,237	247
3.91%, 12/20/35	(b)(c)9,742	382

Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	5,665	156
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(b)2,225	2,214
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	9,969	343
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	2,275	2,218
5.74%, 12/10/49	2,550	2,523
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(b)2,825	2,827
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(b)5,222	151
3.60%, 5/19/35	(b)7,026	198
3.93%, 3/19/37	(b)6,552	258
4.06%, 7/19/47	(b)8,149	329
PO
3/19/37 - 7/19/47	6	5
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(b)4,912	161
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	2,300	2,238
5.75%, 2/12/49	(b)2,175	2,164
5.79%, 2/12/51	(b)2,500	2,483
5.82%, 6/15/49	(b)2,975	2,978
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(b)2,475	2,502
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	2,375	2,311
5.86%, 7/15/40	(b)2,275	2,273
5.87%, 9/15/45	(b)3,050	3,045
Residential Accredit Loans, Inc.,
Zero Coupon, 3/25/47 - 5/25/47	(c)56,343	1,396
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	1,500	1,449
5.68%, 5/15/46	2,700	2,663
5.74%, 6/15/49	(b)2,450	2,433
5.90%, 2/15/51	(b)2,150	2,171
Washington Mutual, Inc.,
IO
0.67%, 1/25/45	12,183	206
		74,054
Finance (4.8%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(c)2,385	2,508
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	380	378
AXA Financial, Inc.,
6.50%, 4/1/08	340	340
Bank of America Corp.,
5.75%, 12/1/17	1,515	1,571
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	480	484
Bear Stearns Cos, Inc. (The),
5.55%, 1/22/17	995	890
7.25%, 2/1/18	670	694
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(c)650	412
6.30%, 5/10/17	(c)270	162
Catlin Insurance Co. Ltd.,
7.25%	(b)(c)(d)785	656
Citigroup, Inc.,
5.88%, 5/29/37	660	575
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	445	436
Credit Suisse/New York,
6.00%, 2/15/18	1,705	1,704
Farmers Exchange Capital,
7.05%, 7/15/28	(c)855	787

Farmers Insurance Exchange,
8.63%, 5/1/24	(c)250	265
General Electric Capital Corp.,
4.25%, 12/1/10	280	287
5.88%, 2/15/12	105	112
Goldman Sachs Group, Inc., (The),
6.15%, 4/1/18	1,415	1,415
6.75%, 10/1/37	1,080	1,008
HSBC Finance Corp.,
4.13%, 12/15/08	185	185
5.88%, 2/1/09	580	584
6.38%, 10/15/11	830	854
6.75%, 5/15/11	585	607
8.00%, 7/15/10	195	206
JPMorgan Chase & Co.,
6.00%, 2/15/09	80	81
7.00%, 11/15/09	465	486
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	775	701
6.50%, 7/19/17	920	875
6.88%, 7/17/37	1,410	1,226
Mantis Reef Ltd.,
4.69%, 11/14/08	(c)630	635
MBNA Corp.,
3.53%, 5/5/08	(b)700	701
Nationwide Building Society,
4.25%, 2/1/10	(c)930	952
Platinum Underwriters Holdings Ltd.,
7.50%, 6/1/17	385	387
Prudential Financial, Inc.,
6.63%, 12/1/37	430	426
SLM Corp.,
4.00%, 1/15/10	610	513
Two-Rock Pass Through Trust,
4.04%	(b)(c)(d)475	190
Unicredit Luxembourg Finance S.A.,
3.77%, 10/24/08	(b)(c)1,560	1,559
Wachovia Capital Trust III,
5.80%	(b)(d)2,155	1,536
Washington Mutual Bank/Henderson N.V.
5.50%, 1/15/13	75	60
Washington Mutual Preferred Funding LLC,
6.67%	(b)(c)(d)300	162
Washington Mutual, Inc.,
8.25%, 4/1/10	705	614
Wells Fargo & Co.,
5.63%, 12/11/17	1,220	1,250
World Financial Properties,
6.91%, 9/1/13	(c)1,016	971
6.95%, 9/1/13	(c)272	263
Xlliac Global Funding,
4.80%, 8/10/10	(c)690	691
		31,399
Industrials (5.7%)
Amgen, Inc.,
5.85%, 6/1/17	280	280
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	585	589
ArvinMeritor, Inc.,
8.75%, 3/1/12	565	520
AT&T Corp.,
8.00%, 11/15/31	1,485	1,740
AT&T, Inc.,
6.15%, 9/15/34	415	400
Biogen Idec, Inc.,
6.88%, 3/1/18	735	744
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	411
7.13%, 6/15/12	640	639
Comcast Cable Communications LLC,
6.75%, 1/30/11	350	364
Comcast Corp.,
6.50%, 1/15/15	200	205

ConAgra Foods, Inc.,
7.00%, 10/1/28	190	193
8.25%, 9/15/30	470	542
Consumers Energy Co.,
4.00%, 5/15/10	465	466
4.80%, 2/17/09	275	277
Cooper Industries, Inc.,
5.25%, 11/15/12	445	462
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	425	438
CVS Pass-Through Trust
6.04%, 12/10/28	(c)948	905
Daimler Finance North America LLC,
8.50%, 1/18/31	455	522
Delhaize America, Inc.,
9.00%, 4/15/31	878	1,060
Echostar DBS Corp.,
6.38%, 10/1/11	765	736
6.63%, 10/1/14	90	82
FBG Finance, Ltd.,
5.13%, 6/15/15	(c)690	685
Fiserv, Inc.,
6.80%, 11/20/17	845	875
France Telecom S.A.,
8.50%, 3/1/31	930	1,155
General Electric Co,
5.25%, 12/6/17	2,940	2,941
Hewlett-Packard Co,
5.50%, 3/1/18	285	293
Home Depot, Inc.,
2.93%, 12/16/09	(b)1,130	1,078
5.40%, 3/1/16	700	659
Honeywell International, Inc.,
5.30%, 3/1/18	390	400
Hospira, Inc.,
3.18%, 3/30/10	(b)905	881
Husky Oil Co.,
8.90%, 8/15/28	(b)565	573
ICI Wilmington, Inc.,
4.38%, 12/1/08	230	231
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	405	329
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	905	924
Kroger Co. (The),
5.00%, 4/15/13	195	196
6.40%, 8/15/17	225	238
LG Electronics, Inc.,
5.00%, 6/17/10	(c)360	357
Macy’s Retail Holdings, Inc.,
5.95%, 11/1/08	130	130
6.63%, 9/1/08	265	266
Marathon Oil Corp.,
5.90%, 3/15/18	425	428
6.00%, 10/1/17	500	508
Medco Health Solutions, Inc.,
7.13%, 3/15/18	555	570
MGM Mirage,
6.00%, 10/1/09	540	539
Miller Brewing Co.,
4.25%, 8/15/08	(c)845	848
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	380	368
Sprint Capital Corp.,
8.75%, 3/15/32	620	525
Systems 2001 AT LLC,
6.66%, 9/15/13	(c)533	533
Telecom Italia Capital S.A.,
4.00%, 1/15/10	875	859
4.88%, 10/1/10	120	118
Telefonica Europe B.V.,
8.25%, 9/15/30	785	919

Time Warner, Inc.,
3.30%, 11/13/09	(b)1,550	1,485
Union Pacific Corp.,
5.45%, 1/31/13	945	974
UnitedHealth Group, Inc.,
6.00%, 2/15/18	790	775
Verizon Communications, Inc.,
5.50%, 2/15/18	855	834
Verizon New England, Inc.,
6.50%, 9/15/11	120	125
Viacom, Inc.,
6.88%, 4/30/36	900	869
Weatherford International Ltd.,
6.00%, 3/15/18	395	398
WellPoint, Inc.,
4.25%, 12/15/09	165	165
Wyeth,
5.45%, 4/1/17	375	383
5.50%, 2/15/16	150	153
Yum! Brands, Inc.,
8.88%, 4/15/11	620	684
		36,846
Mortgages - Other (29.6%)
Alliance Bancorp Trust,
2.84%, 7/25/37	(b)3,392	2,585
American Home Mortgage Assets,
2.72%, 3/25/47	(b)3,043	2,320
2.79%, 10/25/46 - 6/25/47	(b)6,720	5,110
2.83%, 9/25/46	(b)2,103	1,288
2.90%, 6/25/47	(b)1,626	799
5.30%, 11/25/46	(b)4,237	2,119
American Home Mortgage Investment Trust,
2.79%, 3/25/46 - 5/25/47	(b)6,629	4,594
2.90%, 9/25/45	(b)3,090	2,379
Banc of America Funding Corp.,
2.89%, 9/20/35	(b)482	323
Bear Stearns Mortgage Funding Trust,
2.74%, 3/25/37	(b)4,058	3,076
2.76%, 12/25/46	(b)3,138	2,390
2.77%, 3/25/37	(b)928	664
2.78%, 10/25/36	(b)2,520	1,910
2.80%, 9/25/36	(b)2,022	1,537
2.81%, 12/25/46	(b)1,094	686
2.85%, 7/25/36	(b)1,750	1,030
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36 - 5/27/36	(c)69	68
Bella Vista Mortgage Trust,
2.79%, 5/20/45	(b)1,997	1,497
Citigroup Mortgage Loan Trust, Inc.,
2.68%, 1/25/37	(b)1,090	981
Countrywide Alternative Loan Trust,
2.74%, 4/25/47	(b)4,260	3,236
2.79%, 10/25/46	(b)1,884	1,423
2.80%, 11/20/35	(b)352	325
2.81%, 5/20/46	(b)2,198	1,374
2.82%, 3/20/47	(b)1,330	638
2.83%, 6/25/47	(b)3,473	2,149
2.84%, 12/20/46	(b)1,814	878
2.87%, 7/25/46	(b)1,298	833
2.89%, 6/25/47	(b)3,171	2,403
2.90%, 5/25/47	(b)1,014	489
3.10%, 6/25/47	(b)2,036	977
5.78%, 2/25/36	(b)4,023	2,615
Countrywide Home Loan Mortgage Pass Through Trust,
2.90%, 4/25/46	(b)1,091	685
Deutsche ALT-A Securities Inc Alternate Loan Trust,
2.75%, 2/25/47	(b)3,964	2,749
5.16%, 2/25/47	(b)1,405	773
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(c)370	362
Downey Savings & Loan Association Mortgage Loan Trust,
2.70%, 4/19/38	(b)3,525	2,658
2.76%, 11/19/37	(b)2,246	1,708
5.27%, 4/19/47	(b)1,545	1,159

Federal Home Loan Mortgage Corp.,
3.16%, 5/15/37	(b)32,654		31,347
Federal National Mortgage Association,
2.66%, 12/25/36	(b)1,276		1,224
2.95%, 6/25/37	(b)34,566		33,169
Greenpoint Mortgage Funding Trust,
2.77%, 4/25/47	(b)3,083		2,341
2.92%, 3/25/36	(b)1,217		756
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(c)133		132
GSR Mortgage Loan Trust,
2.79%, 8/25/46	(b)1,702		1,298
Harborview Mortgage Loan Trust,
2.65%, 1/19/38	(b)418		394
2.69%, 4/19/38	(b)3,866		2,931
2.71%, 3/19/38	(b)1,821		1,383
2.74%, 11/19/36	(b)2,115		1,612
2.75%, 1/19/38	(b)2,837		2,160
2.76%, 10/19/37 - 3/19/38	(b)4,816		3,271
2.77%, 11/19/36	(b)1,986		1,516
2.79%, 7/19/46	(b)1,321		828
2.81%, 10/19/37	(b)1,364		841
2.85%, 8/21/36 - 7/19/45	(b)2,035		1,336
2.94%, 11/19/35	(b)668		456
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(c)175		173
Indymac Index Mortgage Loan Trust,
2.72%, 7/25/46	(b)1,853		1,773
2.81%, 11/25/36	(b)1,638		1,245
2.85%, 6/25/47	(b)1,579		994
2.88%, 7/25/35	(b)371		268
Luminent Mortgage Trust,
2.80%, 10/25/46	(b)1,241		946
2.83%, 5/25/46	(b)2,600		1,671
2.84%, 4/25/36	(b)938		713
2.85%, 5/25/36	(b)800		502
Mastr Adjustable Rate Mortgages Trust,
2.71%, 5/25/47	(b)919		902
5.27%, 4/25/46	(b)1,389		625
Residential Accredit Loans, Inc.,
2.76%, 1/25/37 - 3/25/47	(b)11,411		8,995
2.79%, 12/25/36	(b)1,987		1,505
2.80%, 5/25/47	(b)4,703		3,545
2.83%, 5/25/46	(b)1,154		701
2.86%, 2/25/46 - 5/25/47	(b)1,061		682
2.87%, 2/25/46	(b)448		313
Structured Asset Mortgage Investments, Inc.,
2.78%, 9/25/47	(b)3,771		2,753
2.79%, 2/25/36	(b)587		438
2.80%, 10/25/36	(b)1,985		1,510
2.83%, 8/25/36 - 7/25/46	(b)3,810		2,361
2.87%, 4/25/36	(b)1,555		996
2.88%, 7/25/46	(b)2,075		1,046
Washington Mutual Alternative Mortgage Pass-Through Certificates,
2.80%, 12/25/46	(b)2,370		1,428
2.88%, 7/25/46	(b)1,660		807
5.27%, 4/25/46	(b)3,881		2,373
Washington Mutual, Inc.,
2.85%, 11/25/45 - 12/25/45	(b)557		530
2.86%, 10/25/45	(b)126		124
2.87%, 4/25/45	(b)576		393
2.89%, 8/25/45	(b)54		54
2.95%, 6/25/46	(b)725		431
2.96%, 7/25/45	(b)473		329
5.27%, 5/25/46	(b)1,063		585
Zuni Mortgage Loan Trust,
2.73%, 8/25/36	(b)817		775
			192,271
Sovereign (1.0%)
Government of Argentina,
8.28%, 12/31/33	(h)616		426
Government of Japan
1.00%, 6/15/09	JPY	470,000	4,740

Mexican Bonos,
9.50%, 12/18/14	MXN	11,235	1,174
			6,340
U.S. Treasury Securities (9.9%)
U.S. Treasury Bonds,
5.38%, 2/15/31	$11,500		13,304
6.13%, 8/15/29		18,450	23,107
6.38%, 8/15/27		2,025	2,578
U.S. Treasury Note,
2.63%, 5/15/08		25,000	25,049
			64,038
Utilities (1.5%)
Appalachian Power Co.,
5.65%, 8/15/12		265	273
Arizona Public Service Co.,
5.80%, 6/30/14		705	692
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		185	173
7.88%, 4/1/13		180	200
Colorado Interstate Gas Co.,
6.80%, 11/15/15		775	803
Consolidated Natural Gas Co.,
6.25%, 11/1/11		265	280
Detroit Edison Co. (The),
6.13%, 10/1/10		505	535
Entergy Gulf States, Inc.,
3.48%, 12/1/09		(b)260	255
3.60%, 6/1/08		315	314
3.74%, 12/8/08		(b)(c)550	552
Equitable Resources, Inc.,
6.50%, 4/1/18		510	514
Kinder Morgan Finance Co.,
5.70%, 1/5/16		695	662
Nisource Finance Corp.,
3.66%, 11/23/09		(b)300	292
7.88%, 11/15/10		970	1,055
Ohio Edison Co.,
6.40%, 7/15/16		415	428
Ohio Power Co.,
6.00%, 6/1/16		780	785
Peco Energy Co.,
5.35%, 3/1/18		460	467
Plains All American Pipeline LP,
6.70%, 5/15/36		855	827
Texas Eastern Transmission LP,
7.00%, 7/15/32		295	315
Union Electric Co.,
6.40%, 6/15/17		650	684
			10,106
Total Fixed Income Securities ($797,280)			743,394

	Shares
Preferred Stocks (0.1%)
Mortgages - Other (0.1%)
Harborview NIM Corp.,	(c)771,043	250
Home Ownership Funding Corp., 13.33%	(c)1,550	238
Total Preferred Stocks (Cost $886)		488
Short-Term Investments (10.1%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(e)37,591,157	37,591

	Face
	Amount
	(000)
U.S. Treasury Securities (4.3%)
U.S. Treasury Bills,
0.73%, 4/10/08	$ (f)(g)2,895	2,894
1.14%, 4/17/08	(f)(g)25,000	24,987
Total U.S. Treasury Securities		27,881
Total Short-Term Investments (Cost $65,459)		65,472
Total Investments + (124.8%) (Cost $863,625)		809,354
Liabilities in Excess of Other Assets (-24.8%)		(160,568)
Net Assets (100%)		$648,786

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2008.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $25,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $343,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $155,215,000 and $208,110,000, respectively.

(f)	A portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Rate shown is the Yield to Maturity at March 31, 2008.
(h)	Security was valued at fair value — At March 31, 2008, the Portfolio held a fair valued security, valued at approximately $426,000, representing 0.1% of net assets.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on March 31, 2008.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $863,625,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $54,271,000 of which $9,236,000 related to appreciated securities and $63,507,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

				In			Net Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	3,049	$4,806	5/14/08	USD	4,441	$4,441	$(365)

EUR   — Euro

USD   — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
EuroDollar CME	45	$10,995	Jun-08	$334
EuroDollar CME	54	13,217	Sep-08	423
EuroDollar CME	57	13,942	Dec-08	440
Eurodollar CME	70	17,118	Mar-09	544
EuroDollar CME	74	18,062	Jun-09	377
U.S. Treasury 2 yr. Note	35	7,513	Jun-08	1
U.S.Treasury 5 yr. Note	859	98,127	Jun-08	1,358
Short:
EuroDollar CME	49	11,935	Sept-09	(246)
EuroDollar CME	40	9,715	Dec-09	(183)
EuroDollar CME	48	11,633	Mar-10	(203)
EuroDollar CME	38	9,189	Jun-10	(147)
EuroDollar CME	34	8,204	Sep-10	(119)
EuroDollar CME	29	6,982	Dec-10	(92)
U.S.Treasury 10 yr. Note	963	114,552	Jun-08	(2,878)
U.S. Treasury Long Bond	141	16,750	Jun-08	(333)
10 yr. Swap	214	24,640	Jun-08	(252)
				$(976)

CME - Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$430	1.57%	3/20/18	$(6)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	560	0.70	3/20/13	(6)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	365	0.82	3/20/18	(7)
Bank of America
Nordstrom, Inc., 6.95%, 3/15/28	Buy	500	1.03	3/20/18	12
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	200	1.08	3/20/18	7
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	500	1.12	3/20/18	17
Bank of America
Textron Financial Corp., 5.13%, 2/3/11	Buy	440	0.80	3/20/18	27
Bank of America
The Gap, Inc., 8.80%, 12/15/08	Buy	1,300	1.17	3/20/12	(15)
Bank of America
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	595	1.25	3/20/13	(6)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	390	0.82	3/20/18	3
Citigroup
Textron Financial Corp., 7.65%, 11/5/29	Buy	680	0.62	3/20/13	5
Citigroup
Textron Financial Corp., 7.65%, 11/5/29	Buy	550	0.72	3/20/13	2
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	870	1.00	3/20/15	4
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	275	0.50	3/20/18	2
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	720	3.05	3/20/13	(7)
Goldman Sachs
Chubb Corp., 6.00%, 11/15/11	Buy	2,100	0.10	3/20/12	38
Goldman Sachs
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	1,475	0.59	3/20/13	(3)
Goldman Sachs
Dell, Inc., 7.10%, 4/15/28	Buy	1,100	0.20	3/20/12	20
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	765	0.60	12/20/12	(7)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,515	0.80	12/20/17	(6)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	3,215	1.40	12/20/12	(59)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,515	1.40	12/20/12	(33)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,500	1.40	12/20/12	(28)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,445	1.40	12/20/12	(30)
Goldman Sachs
Eaton Corp., 7.65%, 11/15/29	Buy	340	0.97	3/20/18	(1)
Goldman Sachs
Eli Lilly Co., 6.57%, 1/1/16	Buy	290	0.33	3/20/13	1
Goldman Sachs
Goodrich Corp., 7.63%, 12/15/12	Buy	420	0.47	3/20/18	4
Goldman Sachs
Motorola, Inc., 6.50%, 9/1/25	Buy	2,000	0.15	12/20/11	186
Goldman Sachs
ProLogis, 5.50%, 3/1/13	Buy	420	3.33	3/20/13	3
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	510	1.08	3/20/18	19
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	245	1.24	3/20/18	6
Goldman Sachs
Textron Financial Corp., 5.13%, 2/3/11	Buy	760	1.05	3/20/13	17
Goldman Sachs
Hartford Financial Services Group, Inc. (The), 4.75%, 3/1/14	Buy	2,000	0.12	12/20/11	87
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	3,260	0.60	12/20/12	(10)
JPMorgan Chase
Eaton Corp., 7.65%, 11/15/29	Buy	240	0.60	3/20/13	2
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	425	1.07	3/20/18	9
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	425	1.15	3/20/18	6

JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	420	0.58	3/20/13	(1)
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	515	0.63	3/20/13	(3)
JPMorgan Chase
SLM Corp., 5.13%, 8/27/12	Buy	430	4.95	3/20/13	(49)
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	745	0.60	12/20/12	(12)
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,475	0.60	12/20/12	(27)
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	475	0.45	3/20/18	6
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	340	0.46	3/20/18	4
Lehman Brothers
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7	Buy	8,000	0.75	12/20/11	639
Lehman Brothers
Union Pacific Corp., 6.13%, 1/15/12	Buy	1,000	0.20	12/20/11	11
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	635	1.50	3/20/18	(6)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	355	1.57	3/20/18	(5)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	240	1.60	3/20/18	(3)
Merrill Lynch
Eaton Corp., 7.65%, 11/15/29	Buy	665	0.92	3/20/18	@—
Merrill Lynch
SLM Corp., 5.13%, 8/27/12	Buy	430	5.00	3/20/13	(48)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	825	0.50	3/20/13	6
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	865	0.60	3/20/18	6
UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	1,195	0.30	3/20/13	7
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	685	1.73	3/20/18	14
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	685	1.78	3/20/13	8
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	540	1.00	3/20/13	13
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	230	1.01	3/20/13	6
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	770	1.06	3/20/13	(3)
					$816

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$43,460	$571
	3 Month LIBOR	Pay	5.59	2/19/18	21,550	459
	3 Month LIBOR	Receive	5.82	2/12/23	55,825	(560)
	3 Month LIBOR	Receive	6.03	2/19/23	27,810	(451)
Citigroup	3 Month LIBOR	Pay	5.33	5/22/17	8,600	1,033
	3 Month LIBOR	Pay	5.37	5/23/17	11,900	1,462
	3 Month LIBOR	Pay	5.44	5/29/17	15,600	2,002
	3 Month LIBOR	Pay	5.02	9/11/17	8,300	666
	3 Month LIBOR	Receive	5.00	11/13/17	3,500	(322)
	3 Month LIBOR	Receive	4.73	12/27/17	9,350	(626)
	3 Month LIBOR	Pay	4.47	1/10/18	7,500	247
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/17	14,000	1,697
	3 Month LIBOR	Pay	5.39	5/25/17	27,100	3,371
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	21,995	442
	3 Month LIBOR	Pay	5.63	2/28/18	43,690	983
	3 Month LIBOR	Receive	6.04	2/25/23	56,055	(915)
	3 Month LIBOR	Receive	5.96	2/27/23	28,225	(400)
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	11,900	1,464
	3 Month LIBOR	Pay	5.34	5/24/17	14,000	1,687
	3 Month LIBOR	Pay	5.45	5/29/17	18,100	2,334
	3 Month LIBOR	Pay	5.44	8/20/17	10,000	1,155
	3 Month LIBOR	Pay	5.09	9/11/17	31,000	2,659
	3 Month LIBOR	Pay	5.16	9/20/17	8,300	766
	3 Month LIBOR	Receive	5.23	9/27/17	9,300	(902)
	3 Month LIBOR	Receive	5.30	9/28/17	10,500	(1,074)
	3 Month LIBOR	Pay	5.25	10/11/17	9,000	1,012
	3 Month LIBOR	Receive	5.01	11/13/17	6,000	(561)
	3 Month LIBOR	Pay	4.48	1/8/18	8,000	266
	3 Month LIBOR	Pay	4.24	1/22/18	6,875	(92)
	3 Month LIBOR	Receive	4.52	2/19/18	8,500	(314)
	3 Month LIBOR	Receive	4.62	2/22/18	8,600	(398)
						$17,661

LIBOR — London Inter Bank Offer Rate

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.3%)
Argentina (1.4%)
Sovereign (1.4%)
Republic of Argentina,
5.83%, 12/31/33		$1,582	$532
8.28%, 12/31/33	(a)2,717		1,881
			2,413
Brazil (15.9%)
Corporate (1.0%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	2,980	1,804

Sovereign (14.9%)
Federative Republic of Brazil,
6.00%, 1/17/17	$	(b)3,960	4,047
8.00%, 1/15/18	(b)4,583		5,144
8.88%, 10/14/19 - 4/15/24	5,265		6,518
10.50%, 7/14/14	1,270		1,616
11.00%, 8/17/40	(b)3,060		4,101
14.50%, 10/15/09	1,503		1,761
Nota do Tesouro Nacional,
Zero Coupon, 1/1/10	BRL	4,544	2,523
			25,710
			27,514
Bulgaria (1.4%)
Sovereign (1.4%)
Republic of Bulgaria,
8.25%, 1/15/15	$	(c)1,541	1,807
Republic of Bulgaria (Registered),
8.25%, 1/15/15	480		563
			2,370
Chile (1.2%)
Corporate (1.2%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12	(c)1,930		2,088

Colombia (0.9%)
Sovereign (0.9%)
Republic of Colombia,
11.75%, 2/25/20	1,010		1,495

Ecuador (1.4%)
Sovereign (1.4%)
Republic of Ecuador,
9.38%, 12/15/15	890		903
10.00%, 8/15/30	(d)1,580		1,533
			2,436
Egypt (0.8%)
Sovereign (0.8%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	7,270	1,364

Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17		$1,296	1,361

Indonesia (2.6%)
Corporate (1.6%)
Pindo Deli Finance Mauritius,
Tranche A, 4.25%, 4/28/15	(c)(e)273	207
Tranche B, 4.25%, 4/28/18	(c)(e)1,640	672
Tranche C, Zero Coupon, 4/28/25	(c)(e)2,691	296
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 4.24%, 4/28/15	(e)1,081	816
Tranche B, 4.29%, 4/28/18	(c)(e)1,433	581
Tranche C, Zero Coupon, 4/28/27	(c)(e)2,923	322
2,894
Sovereign (1.0%)
Republic of Indonesia,
7.75%, 1/17/38	1,621	1,686
4,580
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
3.00%, 3/31/18	(f)1,530	551

Luxembourg (1.4%)
Corporate (1.4%)
TNK-BP Finance S.A.,
7.88%, 3/13/18	(c)2,550	2,368

Mexico (18.3%)
Corporate (5.2%)
Pemex Project Funding Master Trust,
4.10%, 6/15/10	(c)(e)2,550	2,543
6.63%, 6/15/35	4,600	4,766
8.63%, 12/1/23	1,350	1,718
9,027
Sovereign (13.1%)
Mexican Bonos,
8.00%, 12/17/15	MXN	41,100	3,993
9.50%, 12/18/14	42,950	4,487
United Mexican States,
5.63%, 1/15/17	$	(b)8,398	8,847
6.75%, 9/27/34	1,891	2,114
8.38%, 1/14/11	(b)2,945	3,331
22,772
31,799
Panama (2.2%)
Sovereign (2.2%)
Republic of Panama,
7.13%, 1/29/26	1,050	1,139
7.25%, 3/15/15	520	572
9.38%, 4/1/29	1,000	1,320
9.63%, 2/8/11	645	739
3,770
Peru (3.0%)
Sovereign (3.0%)
Republic of Peru,
8.38%, 5/3/16	890	1,064
8.75%, 11/21/33	(b)2,250	2,936
9.88%, 2/6/15	987	1,250
5,250
Philippines (9.9%)
Sovereign (9.9%)
Republic of Philippines,
8.88%, 3/17/15	(b)8,959	10,616
9.00%, 2/15/13	1,680	1,972
9.50%, 2/2/30	3,454	4,516
17,104

Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered),
9.75%, 6/15/30	660	1,030

Russia (14.6%)
Corporate (5.8%)
Gaz Capital S.A.,
6.21%, 11/22/16	(c)2,309	2,142
8.63%, 4/28/34	(b)2,640	3,010
JPMorgan & Chase Co.,
7.00%, 6/28/17	RUB	44,000	1,540
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17	$	(c)1,401	1,301
7.18%, 5/16/13	190	194
7.18%, 5/16/13	(c)1,910	1,950
10,137
Sovereign (8.8%)
Russian Federation,
7.50%, 3/31/30	(d)622	718
Russian Federation (Registered),
7.50%, 3/31/30	(d)2,712	3,131
11.00%, 7/24/18	2,501	3,642
12.75%, 6/24/28	2,700	4,877
Russian Ministry of Finance,
3.00%, 5/14/11	2,920	2,808
15,176
25,313
South Korea (0.4%)
Sovereign (0.4%)
Korea Development Bank,
5.30%, 1/17/13	680	697

Trinidad (1.1%)
Corporate (1.1%)
National Gas of Trinidad & Tobago Ltd.,
6.05%, 1/15/36	(c)2,069	1,947

Turkey (8.3%)
Sovereign (8.3%)
Republic of Turkey,
6.75%, 4/3/18	6,822	6,805
11.00%, 1/14/13	4,537	5,535
11.88%, 1/15/30	(b)1,340	1,985
14,325
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine,
6.58%, 11/21/16	(b)1,700	1,692

Venezuela (7.8%)
Sovereign (7.8%)
Republic of Venezuela,
5.75%, 2/26/16	990	780
8.50%, 10/8/14	(b)1,300	1,209
9.25%, 9/15/27	(b)7,146	6,806
10.75%, 9/19/13	(b)4,610	4,714
13,509
Total Fixed Income Securities (Cost $162,792)	164,976

	No. of
	Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expiring 11/15/20	1,250	287
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	3,750	138
Total Warrants (Cost $—)		425

Shares
Short-Term Investments (18.0%)
Securities held as Collateral on Loaned Securities (15.8%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(h)7,602,895	7,603

	Face Amount (000)
Short-Term Debt (11.4%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (e)675	675
Bancaja,
4.04%, 11/12/08	(e)338	338
Bank of New York Co., Inc.,
3.07%, 8/8/08	(e)338	338
BASF AG,
3.89%, 8/19/08	(e)338	338
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(e)1,350	1,350
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(e)675	675
CIT Group Holdings,
3.97%, 5/19/08	(e)1,215	1,215
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	4,692	4,692
First Tennessee Bank,
2.84%, 8/15/08	(e)338	338
2.85%, 8/15/08	(e)1,350	1,350
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(e)338	338
HSBC Finance Corp.,
3.10%, 8/5/08	(e)338	338
IBM Corp.,
3.09%, 9/8/08	(e)1,350	1,350
Macquarie Bank Ltd.,
2.62%, 8/20/08	(e)675	675
Metropolitan Life Global Funding,
2.59%, 8/21/08	(e)1,013	1,013
National Bank of Canada,
3.11%, 4/2/08	(e)1,350	1,350
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(e)1,350	1,350
Nationwide Building Society,
2.75%, 7/28/08	(e)783	783
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(e)743	743
3.09%, 8/8/08	(e)473	473
		19,722
		27,325

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(g)3,852,212	3,852
Total Short-Term Investments (Cost $31,177)		31,177
Total Investments + (113.5%) (Cost $193,969) — including $26,265 of Securities on Loan		196,578
Liabilities in Excess of Other Assets (-13.5%)		(23,417)
Net Assets (100%)		$173,161

(a)	Security was valued at fair value — At March 31, 2008, the Portfolio held a fair valued security, valued at approximately $1,881,000, representing 1.1% of net assets.
(b)

All or a portion of security on loan at March 31, 2008. The Portfolio had loaned securities with a total value of approximately $26,265,000. This was secured by collateral of $27,325,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2008.
(f)	Issuer is in default.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $47,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $42,323,000 and $34,515,000, respectively.

BRL	Brazilian Real
EGP	Egyptian Pound
MXN	Mexican Peso
RUB	Russian Ruble
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $193,969,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,609,000 of which $7,599,000 related to appreciated securities and $4,990,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury
2 yr. Note	22	$4,722	Jun-08	$9
U.S. Treasury
5 yr. Note	364	41,581	Jun-08	188
				$197

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	3 Month LIBOR	Pay	4.39%	12/11/12	$36,688	$2,253

LIBOR — London Inter Bank Offer Rate

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%) (Unless otherwise noted)
Austria (0.1%)
Raiffeisen International Bank Holding AG	11,627	$1,592

Brazil (11.6%)
Banco do Brasil S.A.	453,233	5,972
Banco Itau Holding Financeira S.A. (Preference)	253,683	5,782
Cia Siderurgica Nacional S.A.	256,571	9,183
Cia Vale do Rio Doce ADR	1,038,436	30,270
Cia Vale do Rio Doce, Class A (Preference)	18,612	537
Cyrela Brazil Realty S.A.	624,710	8,099
Gafisa S.A.	(a)215,170	3,568
Gafisa S.A. ADR	(a)8,355	279
Investimentos Itau S.A. (Preference)	822,710	4,768
NET Servicos de Comunicacao S.A. (Preference)	(a)501,017	5,285
Perdigao S.A.	301,672	6,886
Petroleo Brasileiro S.A. (Preference)	160,252	6,750
Petroleo Brasileiro S.A. ADR	484,446	41,028
Unibanco - Uniao de Bancos Brasileiros S.A.	129,948	1,513
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	135,322	15,784
Usinas Siderurgicas De Minas Gerais S.A.	98,954	5,763
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)	156,237	8,746
		160,213
China/Hong Kong (15.9%)
Belle International Holdings Ltd.	206,000	215
BYD Electronic International Co., Ltd.	(a)3,409,500	4,352
China Citic Bank, Class H	(a)2,305,000	1,228
China Coal Energy Co.	10,266,000	18,085
China Construction Bank Corp., Class H	31,690,000	23,880
China COSCO Holdings Co., Ltd., Class H	6,086,000	14,738
China Life Insurance Co., Ltd.	544,000	1,886
China Mobile Ltd.	3,060,000	45,775
China Overseas Land & Investment Ltd.	3,724,000	6,934
China Petroleum & Chemical Corp., Class H	15,052,000	12,962
China Resources Power Holdings Co.	3,055,000	6,058
COSCO Pacific Ltd.	2,710,000	5,278
Datang International Power Generation Co., Ltd., Class H	7,254,000	3,844
Dongfeng Motor Group Co., Ltd., Class H	14,877,000	6,681
GOME Electrical Appliances Holdings Ltd.	8,777,000	20,151
Harbin Power Equipment, Class H	923,000	1,663
Industrial & Commercial Bank of China, Class H	27,200,000	18,917
Maanshan Iron & Steel, Class H	11,233,000	5,882
Ping An Insurance Group Co. of China Ltd., Class H	1,735,500	12,279
Shanghai Industrial Holdings Ltd.	2,320,000	8,812
Sino-Ocean Land Holdings Ltd.	(a)175,000	173
		219,793
Czech Republic (1.3%)
Central European Media Enterprises Ltd.	(a)135,296	11,531
Komercni Banka A.S.	27,500	6,572
		18,103
Egypt (0.5%)
El Sewedy Cables Holding Co.	(a)239,131	6,330

India (8.6%)
Aban Offshore Ltd.	62,800	4,746
ABB Ltd.	272,588	8,059
Axis Bank Ltd.	460,500	9,121
Bharat Heavy Electricals Ltd.	113,314	5,850
Bharti Airtel Ltd.	(a)287,500	5,947
Deccan Chronicle Holdings Ltd.	1,125,676	4,549

Glenmark Pharmaceuticals Ltd.	576,956	7,043
GVK Power & Infrastructure Ltd.	(a)3,014,240	3,032
HDFC Bank Ltd.	201,400	6,665
HDFC Bank Ltd. ADR	68,300	6,710
Hindustan Unilever Ltd.	565,500	3,250
Housing Development Finance Corp.	93,900	5,598
India Cements Ltd.	646,769	3,017
Infosys Technologies Ltd.	141,584	5,100
Infrastructure Development Finance Co., Ltd.	747,700	2,827
Maruti Suzuki India Ltd.	219,700	4,535
Oil & Natural Gas Corp., Ltd.	119,000	2,914
Praj Industries Ltd.	637,300	2,177
Reliance Industries Ltd.	(a)271,400	15,379
Steel Authority of India Ltd.	988,000	4,590
Television Eighteen India Ltd.	(e)287,000	3,392
Zee Entertainment Enterprises Ltd.	613,700	3,780
		118,281
Indonesia (3.2%)
Astra International Tbk PT	3,286,900	8,719
Bank Central Asia Tbk PT	12,593,000	4,473
Bank Mandiri Persero Tbk PT	4,969,500	1,713
Bank Rakyat Indonesia	5,758,500	3,968
Bumi Resources Tbk PT	20,268,000	13,794
International Nickel Indonesia Tbk PT	3,595,500	2,751
Perusahaan Gas Negara PT	1,165,000	1,802
Telekomunikasi Indonesia Tbk PT	7,184,000	7,586
		44,806
Luxembourg (0.7%)
Millicom International Cellular S.A.	(a)104,009	9,834

Malaysia (1.2%)
Hap Seng Plantations Holdings Bhd	257,000	228
IOI Corp. Bhd	4,399,650	9,813
Sime Darby Bhd	(a)2,408,000	7,066
		17,107
Mexico (7.5%)
America Movil S.A.B. de C.V., Class L ADR	754,773	48,071
Corp. GEO S.A.B. de C.V. Series B	(a)1,236,433	3,949
Desarrolladora Homex S.A.B. de C.V. ADR	(a)102,249	5,936
Empresas ICA S.A.B. de C.V.	(a)995,130	5,900
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,672,600	11,614
Grupo Mexico S.A.B. de C.V., Class B	645,600	4,288
Urbi Desarrollos Urbanos S.A. de C.V.	(a)1,249,700	4,075
Wal-Mart de Mexico S.A.B. de C.V., ADR	72,231	3,039
Wal-Mart de Mexico S.A.B. de C.V., Class V	3,898,773	16,441
		103,313
Oman (1.2%)
Bank Muscat SAOG	2,430,226	12,533
Bank Muscat SAOG GDR (Registered)	213,265	4,452
		16,985
Nigeria (0.5%)
Guaranty Trust Bank GDR	437,923	6,545

Pakistan (1.4%)
MCB Bank Ltd.	664,500	4,406
National Bank of Pakistan	1,291,290	4,800
Oil & Gas Development Co., Ltd.	2,174,300	4,646
Pakistan State Oil Co., Ltd.	307,000	2,613
Pakistan Telecommunication Co., Ltd.	3,324,000	2,408
		18,873
Philippines (0.1%)
PNOC Energy Development Corp.	8,836,500	1,249

Poland (3.3%)
Bank Pekao S.A.	131,807	11,698
Bank Zachodni WBK S.A.	77,634	6,451
Budimex S.A.	(a)63,309	2,386
Getin Holding S.A.	(a)1,130,468	6,322

KGHM Polska Miedz S.A.	38,694	1,781
PBG S.A.	(a)28,303	4,073
Polimex Mostostal S.A.	1,318,656	4,745
TVN S.A.	789,008	8,141
		45,597
Qatar (0.8%)
Commercial Bank of Qatar	277,165	11,160
Industries Qatar	4,175	149
		11,309
Russia (12.2%)
CTC Media, Inc.	(a)420,879	11,679
Eurasia Drilling Co., Ltd. GDR	(a)51,898	1,217
Eurasia Drilling Co., Ltd. GDR	(a)(c)309,674	7,265
Evraz Group S.A. GDR	84,287	7,273
LUKOIL ADR	158,575	13,619
Mechel ADR	69,246	7,880
MMC Norilsk Nickel ADR	647,995	18,254
OAO Gazprom ADR	445,250	22,726
OAO Gazprom ADR	888,820	45,365
Rosneft Oil Co. GDR	475,900	4,292
Severstal GDR	201,788	4,564
Vimpel-Communications ADR	676,128	20,209
Wimm-Bill-Dann Foods OJSC ADR	35,880	3,677
		168,020
South Africa (4.8%)
ArcelorMittal South Africa Ltd.	521,893	12,682
Exxaro Resources Ltd.	594,000	8,107
MTN Group Ltd.	1,381,573	20,965
Murray & Roberts Holdings Ltd.	497,133	5,857
Raubex Group Ltd.	1,236,399	5,502
Sasol Ltd.	288,289	13,889
		67,002
South Korea (11.5%)
Amorepacific Corp.	5,908	3,195
Cheil Communications, Inc.	20,224	4,865
Cheil Industries, Inc.	91,672	4,467
GS Engineering & Construction Corp.	28,263	4,151
Hite Brewery Co., Ltd.	36,915	4,160
Hynix Semiconductor, Inc.	(a)52,110	1,468
Hyundai Heavy Industries	27,079	10,160
Hyundai Motor Co.	214,091	17,082
Korean Airlines Co., Ltd.	40,803	2,212
LG Chem Ltd.	78,310	5,863
LG Electronics, Inc.	79,072	10,162
LG. Display Co., Ltd.	230,996	10,335
NHN Corp.	(a)48,298	11,297
POSCO	16,698	7,993
Samsung Electronics Co., Ltd.	(a)31,526	20,032
Samsung Electronics Co., Ltd. (Preference)	14,770	6,708
Samsung Fire & Marine Insurance Co., Ltd.	(a)31,529	6,518
Shinhan Financial Group Co., Ltd.	200,685	10,604
SSCP Co., Ltd.	(a)149,009	3,374
STX Pan Ocean Co., Ltd.	2,801,000	5,812
Woongjin Coway Co., Ltd.	278,762	8,426
		158,884
Taiwan (8.7%)
Asustek Computer, Inc.	3,784,976	11,114
AU Optronics Corp.	9,192,487	15,831
Cathay Financial Holding Co., Ltd.	4,509,000	11,609
China Steel Corp.	6,417,000	10,156
Chinatrust Financial Holding Co., Ltd.	(a)9,142,000	8,890
Epistar Corp.	172,000	486
First Financial Holding Co., Ltd.	4,100,000	4,304
Formosa Plastics Corp.	4,246,000	12,866
Foxconn Technology Co., Ltd.	427,400	2,562

Fuhwa Financial Holdings Co., Ltd.	4,636,000	4,397
High Tech Computer Corp.	316,000	7,118
InnoLux Display Corp.	176,000	470
InnoLux Display Corp. GDR	(a)292,589	1,492
Taiwan Cement Corp.	6,230,000	12,240
Taiwan Semiconductor Manufacturing Co., Ltd.	6,126,000	12,755
Yang Ming Marine Transport Corp.	5,187,546	4,096
		120,386
Thailand (2.0%)
Advanced Info Service PCL NVDR	785,100	2,502
Bangkok Bank PCL NVDR	1,247,300	5,365
Kasikornbank PCL NVDR (Preferred)	1,781,300	5,117
Land & House Pub Co., Ltd. NVDR	2,683,200	838
PTT Exploration & Production, Class F	1,102,000	5,306
PTT PCL (Foreign)	439,300	4,436
Siam Commercial Bank PCL, Class F	1,257,900	3,629
		27,193
Turkey (1.4%)
Aksigorta A.S.	647,829	2,361
Asya Katilim Bankasi A.S.	(a)512,000	3,205
Tekfen Holding A.S.	(a)1,203,169	5,954
Turkcell Iletisim Hizmet A.S.	683,289	5,773
Turkiye Garanti Bankasi A.S.	541,945	2,437
		19,730
Total Common Stocks (Cost $1,264,282)		1,361,145
Investment Company (0.3%)
India (0.3%)
Morgan Stanley Growth Fund (Cost $708)	(a)(b)3,926,900	4,822

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $21,697)	(b)21,697,050	21,697
Total Investments + (100.4%) (Cost $1,286,687)		(d)1,387,664
Liabilities in Excess of Other Assets (-0.4%)		(5,294)
Net Assets (100%)		$1,382,370

(a)	Non-income producing security
(b)

The Morgan Stanley Growth Fund, acquired at a cost of $708,000, is advised by an affiliate of the Adviser. At the beginning of the period, the Portfolio held 3,926,900 shares of the security valued at $6,447,000. For the three months ended March 31, 2008, the Portfolio had no purchases or sales of the security. The Portfolio derived no income from this security during the three months ended March 31, 2008. The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $169,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $105,779,000 and $111,642,000, respectively.

(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The approximate market value and percentage of the investments, $1,029,000,000 and 74.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

(e)	Security was valued at fair value — At March 31, 2008, the Portfolio held a fair valued security, valued at approximately $3,392,000, representing 0.2% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,286,687,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $100,977,000 of which $185,910,000 related to appreciated securities and $84,933,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
IDR	1,781,660	$194	4/1/08	USD	193	$193	$(1)
USD	969	969	4/2/08	EUR	614	970	1
USD	643	643	4/3/08	EUR	406	642	(1)
USD	2,169	2,169	4/2/08	PLN	4,837	2,174	5
USD	897	897	4/3/08	PLN	1,997	897	@—
USD	4,350	4,350	4/1/08	HKD	33,853	4,350	@—
USD	421	421	4/1/08	THB	13,239	421	@—
USD	6,122	194	4/1/08	THB	195	194	@—
USD	132	132	4/1/08	THB	4,140	132	@—
USD	273	273	4/1/08	THB	8,587	273	@—
ZAR	18,910	2,330	4/4/08	USD	2,331	2,331	1
ZAR	664	82	4/7/08	USD	82	82	@—
		$12,654				$12,659	$5

EUR	—	Euro
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
PLN	—	Polish Zloty
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand
@	—	Amount is less than $500.

The Universal Institutional Funds, Inc.

Equity Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Advertising Agencies (2.0%)
Aeroplan Income Fund	82,169	$1,461
Monster Worldwide, Inc.	(a)36,583	886
		2,347
Air Transport (1.5%)
Expeditors International Washington, Inc.	38,935	1,759

Biotechnology Research & Production (1.1%)
Illumina, Inc.	(a)17,747	1,347

Building: Cement (3.5%)
Cemex S.A.B. de C.V. ADR	(a)91,417	2,388
Martin Marietta Materials, Inc.	17,091	1,814
		4,202
Casinos & Gambling (4.4%)
Wynn Resorts Ltd.	52,045	5,238

Chemicals (7.8%)
Monsanto Co.	83,585	9,320

Communications Technology (10.2%)
America Movil S.A.B. de C.V., Class L ADR	48,308	3,077
China Mobile Ltd., ADR	25,770	1,933
Cisco Systems, Inc.	(a)90,577	2,182
Research In Motion Ltd.	(a)44,789	5,027
		12,219
Computer Services Software & Systems (10.9%)
Baidu.com ADR	(a)6,844	1,640
Google, Inc., Class A	(a)13,822	6,088
Mastercard, Inc., Class A	14,083	3,141
Tencent Holdings Ltd.	219,800	1,251
VMware, Inc., Class A	(a)21,231	909
		13,029
Computer Technology (2.4%)
Apple, Inc.	(a)20,321	2,916
Seagate Technology, Inc.	(a)(b)(c)27,600	—
		2,916
Diversified Financial Services (1.4%)
CME Group, Inc.	3,459	1,623

Drugs & Pharmaceuticals (1.8%)
Allergan, Inc.	27,502	1,551
Gen-Probe, Inc.	(a)13,518	651
		2,202
Energy — Miscellaneous (7.7%)
Southwestern Energy Co.	(a)68,760	2,317
Ultra Petroleum Corp.	(a)89,023	6,899
		9,216
Financial — Miscellaneous (5.6%)
American Express Co.	65,116	2,847
Berkshire Hathaway, Inc., Class B	(a)743	3,323
Visa, Inc., Class A	(a)10,161	634
		6,804
Hotel/Motel (1.5%)
Starwood Hotels & Resorts Worldwide, Inc.	35,621	1,843

Insurance: Multi-Line (2.3%)
Loews Corp.	66,832	2,688

Investment Management Companies (1.5%)
Franklin Resources, Inc.	18,915	1,835

Real Estate Investment Trusts (REIT) (4.3%)
Brookfield Asset Management, Inc., Class A	190,099	5,100

Restaurants (2.1%)
Starbucks Corp.	(a)144,927	2,536

Retail (8.6%)
Abercrombie & Fitch Co., Class A	30,313	2,217
Amazon.com, Inc.	(a)85,586	6,102
Sears Holdings Corp.	(a)18,714	1,911
		10,230
Services: Commercial (6.2%)
China Merchants Holdings (International) Co., Ltd.	288,000	1,379
Corporate Executive Board Co.	29,428	1,191
eBay, Inc.	(a)160,587	4,792
		7,362
Shipping (2.0%)
C.H. Robinson Worldwide, Inc.	44,070	2,397

Steel (1.2%)
Nucor Corp.	21,086	1,428

Textile Apparel Manufacturers (1.6%)
Coach, Inc.	(a)62,429	1,882

Tobacco (1.4%)
Altria Group, Inc.	23,065	512
Philip Morris International, Inc.	(a)23,065	1,167
		1,679
Utilities: Water (0.8%)
Veolia Environnement ADR	13,348	934

Wholesalers (1.8%)
Li & Fung Ltd.	588,000	2,200
Total Common Stocks (Cost $99,353)		114,336
Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $5,396)	(d)5,396,112	5,396
Total Investments + (100.1%) (Cost $104,749)		(e)119,732
Liabilities in Excess of Other Assets (-0.1%)		(106)
Net Assets (100%)		$119,626

(a)	Non-income producing security
(b)	Security was valued at Fair Value — At March 31, 2008, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(c)	Security has been deemed illiquid at March 31, 2008.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $34,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $22,183,000 and $23,515,000, respectively.

(e)

The approximate market value and percentage of the investments, $4,831,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $104,749,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,983,000 of which $25,574,000 related to appreciated securities and $10,591,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (28.0%)
Aerospace & Defense (0.7%)
BAE Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	$ (a)135	$135
Level 3 Communications Corp. (Convertible),
2.88%, 7/15/10	1,300	915
3.00%, 8/1/35	2,000	2,508
6.00%, 3/15/10	(a)1,275	1,036
		4,594
Agency Fixed Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corp., Conventional Pool:
5.13%, 11/17/17	1,200	1,290
Gold Pools:
6.50%, 2/1/26	12	13
7.50%, 2/1/31 - 4/1/32	51	55
8.00%, 6/1/31	7	7
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/32	147	154
7.00%, 8/1/32 - 11/1/34	242	257
7.50%, 10/1/30 - 1/1/31	30	32
8.00%, 2/1/30 - 5/1/31	32	35
8.50%, 12/1/30 - 5/1/32	32	35
9.50%, 4/1/30	26	29
April TBA:
7.00%, 4/25/38	(b)250	262
Government National Mortgage Association, Various Pool:
10.50%, 1/15/18	9	11
		2,180
Air Freight & Logistics (0.0%)
FedEx Corp.,
5.50%, 8/15/09	100	102
7.25%, 2/15/11	10	11
		113
Airlines (0.0%)
America West Airlines, Inc.,
7.10%, 4/2/21	157	156

Asset Backed Corporate (0.9%)
Banc of America Securities Auto Trust,
3.99%, 8/18/09	30	30
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	19	19
4.98%, 5/15/11	725	733
5.03%, 10/15/09	444	447
5.31%, 10/20/09	(a)775	780
Capital One Auto Finance Trust,
5.07%, 7/15/11	326	320
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	386	390
CIT Equipment Collateral,
5.07%, 2/20/10	400	403
CNH Equipment Trust,
4.27%, 1/15/10	125	125
5.20%, 6/15/10	255	258
DaimlerChrysler Auto Trust,
4.04%, 9/8/09	23	23
Ford Credit Auto Owner Trust,
5.05%, 3/15/10	144	145

5.26%, 10/15/10	625	632
GE Equipment Small Ticket LLC,
4.88%, 10/22/09	(a)176	176
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	238	238
4.07%, 2/15/12	172	173
4.41%, 6/15/12	290	292
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(a)250	247
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	30	30
4.85%, 10/19/09	157	158
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	51	51
Merrill Auto Trust Securitization,
4.10%, 8/25/09	29	29
National City Auto Receivables Trust,
2.88%, 5/15/11	73	73
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	52	52
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	25	26
USAA Auto Owner Trust,
3.90%, 7/15/09	2	2
Wachovia Auto Owner Trust,
4.06%, 9/21/09	21	21
4.79%, 4/20/10	118	118
		5,991
Automobiles (0.2%)
Daimler Finance North America LLC,
8.50%, 1/18/31	145	166
Ford Motor Co. (Convertible)
4.25%, 12/15/36	1,416	1,222
		1,388
Biotechnology (1.3%)
Affymetrix, Inc. (Convertible),
3.50%, 1/15/38	655	620
Amgen, Inc.,
5.85%, 6/1/17	100	100
Amgen, Inc. (Convertible),
0.38%, 2/1/13	2,400	2,094
0.38%, 2/1/13	(a)2,400	2,094
Biogen Idec, Inc.,
6.88%, 3/1/18	255	258
ImClone Systems, Inc. (Convertible),
1.38%, 5/15/24	1,900	1,810
Invitrogen Corp. (Convertible),
1.50%, 2/15/24	1,350	1,377
3.25%, 6/15/25	468	515
		8,868
Chemicals (0.0%)
ICI Wilmington, Inc.,
4.38%, 12/1/08	175	176

Collateralized Mortgage Obligation (1.1%)
Banc of America Commercial Mortgage, Inc.,
5.66%, 6/10/49	(c)625	618
5.69%, 4/10/49	(c)475	473
5.75%, 2/10/51	(c)700	698
Bear Stearns Commercial Mortgage Securities,
5.71%, 6/11/40	(c)500	498
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49	(c)500	497
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(c)450	451
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(c)350	348
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	375	366
GS Mortgage Securities Corp. II,

5.80%, 8/10/45	(c)400	400
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	325	316
5.75%, 2/12/49	(c)325	323
5.82%, 6/15/49	(c)450	450
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	325	316
5.86%, 7/15/40	(c)350	350
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	325	314
5.74%, 6/15/49	(c)575	571
		6,989
Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc. (Convertible),
4.25%, 4/15/34	795	731
Live Nation, Inc. (Convertible),
2.88%, 7/15/27	(a)616	486
		1,217
Communications Equipment (0.6%)
JDS Uniphase Corp. (Convertible),
Zero Coupon, 11/15/10	1,430	1,391
1.00%, 5/15/26	(a)1,100	876
Nortel Networks Corp. (Convertible),
4.25%, 9/1/08	734	728
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	395	388
4.88%, 10/1/10	40	39
Telefonica Europe B.V.,
8.25%, 9/15/30	315	369
		3,791
Computers & Peripherals (0.5%)
EMC Corp. (Convertible),
1.75%, 12/1/11	(a)2,124	2,509
Hewlett-Packard Co.,
5.50%, 3/1/18	100	102
SanDisk Corp. (Convertible),
1.00%, 5/15/13	1,332	986
		3,597
Containers & Packaging (0.2%)
Sealed Air Corp. (Convertible),
3.00%, 6/30/33	(a)1,250	1,228

Diversified Financial Services (2.3%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(a)905	952
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	360	358
AXA Financial, Inc.,
6.50%, 4/1/08	115	115
Bank of America Corp.,
5.75%, 12/1/17	885	918
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	185	186
Bank One Corp.,
6.00%, 2/17/09	25	25
Bear Stearns Cos., Inc. (The),
6.40%, 10/2/17	225	223
7.25%, 2/1/18	325	336
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(a)250	158
6.30%, 5/10/17	(a)105	63
Catlin Insurance Co. Ltd.,
7.25%	(a)(c)(d)320	267
CIT Group, Inc.,
4.75%, 8/15/08	100	92
5.00%, 11/24/08	55	51
Citigroup, Inc.,
5.88%, 5/29/37	255	222
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	200	196

Credit Suisse New York,
6.00%, 2/15/18	635	635
Farmers Exchange Capital,
7.05%, 7/15/28	(a)500	460
General Electric Capital Corp.,
4.25%, 12/1/10	30	31
4.75%, 9/15/14	75	76
5.88%, 2/15/12	230	244
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	370	370
6.75%, 10/1/37	515	481
Goldman Sachs Group, Inc. (The) (Convertible),
2.00%, 5/9/14	(a)3,200	3,397
Household Finance Corp.,
4.13%, 11/16/09	35	34
6.40%, 6/17/08	15	15
HSBC Finance Corp.,
4.13%, 12/15/08	75	75
5.88%, 2/1/09	100	101
6.38%, 10/15/11	445	458
6.75%, 5/15/11	175	182
8.00%, 7/15/10	85	90
JPMorgan Chase & Co.,
6.00%, 2/15/09	165	168
7.00%, 11/15/09	185	193
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	245	222
6.50%, 7/19/17	345	328
6.88%, 7/17/37	560	487
Mantis Reef Ltd.,
4.69%, 11/14/08	(a)200	201
Nationwide Building Society,
4.25%, 2/1/10	(a)345	353
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	145	146
Popular North America, Inc.,
5.65%, 4/15/09	160	159
Textron Financial Corp.,
5.13%, 2/3/11	270	281
Wachovia Capital Trust III,
5.80%	(c)(d)805	574
Washington Mutual Preferred Funding LLC,
6.67%	(a)(c)(d)300	162
Washington Mutual, Inc.,
8.25%, 4/1/10	225	196
Wells Fargo & Co.,
5.63%, 12/11/17	505	517
Xlliac Global Funding,
4.80%, 8/10/10	(a)315	316
		15,114
Diversified Telecommunication Services (0.3%)
France Telecom S.A.,
8.50%, 3/1/31	375	466
Lucent Technologies, Inc. (Convertible),
2.88%, 6/15/25	1,187	917
Verizon Communications, Inc.,
5.50%, 2/15/18	320	312
		1,695
Electric Utilities (0.0%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20
4.80%, 2/17/09	170	171
		191
Electrical Equipment (0.0%)
Cooper Industries, Inc.,
5.25%, 11/15/12	165	171

Food & Staples Retailing (0.1%)
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	125	129

CVS Pass Through Trust,
6.04%, 12/10/28	(a)262	251
		380
Food Products (0.1%)
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	220	222
ConAgra Foods, Inc.,
7.00%, 10/1/28	70	71
8.25%, 9/15/30	180	207
FBG Finance, Ltd.,
5.13%, 6/15/15	(a)280	278
		778
Gas Utilities (0.0%)
Equitable Resources, Inc.,
6.50%, 4/1/18	75	75

Health Care Equipment & Supplies (1.0%)
Advanced Medical Optics, Inc. (Convertible),
2.50%, 7/15/24	700	641
Beckman Coulter, Inc. (Convertible),
2.50%, 12/15/36	(a)1,704	1,872
Edwards Lifesciences Corp. (Convertible),
3.88%, 5/15/33	1,200	1,213
Medtronic, Inc. (Convertible),
1.25%, 9/15/21	1,600	1,604
1.50%, 4/15/11	532	563
St. Jude Medical, Inc. (Convertible),
1.22%, 12/15/08	(a)408	416
Wright Medical Group, Inc. (Convertible),
2.63%, 12/1/14	489	481
		6,790
Health Care Providers & Services (0.7%)
Health Management Association, Inc. (Convertible),
4.38%, 8/1/23	1,700	1,698
LifePoint Hospitals, Inc. (Convertible),
3.50%, 5/15/14	1,368	1,156
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	2,190	1,462
UnitedHealth Group. Inc.,
6.00%, 2/15/18	195	191
WellPoint, Inc.,
4.25%, 12/15/09	80	80
		4,587
Hotels, Restaurants & Leisure (0.1%)
International Game Technology (Convertible),
2.60%, 12/15/36	550	557
Yum! Brands, Inc.,
8.88%, 4/15/11	245	270
		827
Household Durables (0.0%)
LG Electronics, Inc.,
5.00%, 6/17/10	(a)130	129

Industrial Conglomerates (0.5%)
3M Co. (Convertible),
2.40%, 11/21/32	(c)2,100	1,795
General Electric Co.,
5.25%, 12/6/17	1,035	1,036
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	335	342
		3,173
Industrials (0.0%)
Honeywell International Inc.,
5.30%, 3/1/18	145	149
Kroger Co.,
5.00%, 4/15/13	120	121
		270
Information Technology Services (0.3%)
Electronic Data Systems Corp. (Convertible),
3.88%, 7/15/23	1,750	1,713

Insurance (0.2%)
Conseco, Inc. (Convertible),
3.50%, 9/30/35	(e)1,266	1,054
Prudential Finance, Inc.,
6.63%, 12/1/37	95	94
		1,148
Leisure Equipment & Products (0.3%)
Eastman Kodak Co. (Convertible),
3.38%, 10/15/33	1,700	1,655

Media (0.3%)
Comcast Cable Communications LLC,
6.75%, 1/30/11	245	255
Comcast Corp.,
6.50%, 1/15/15	85	87
Interpublic Group of Cos., Inc. (Convertible),
4.75%, 3/15/23	(a)1,209	1,205
Viacom, Inc.,
6.88%, 4/30/36	345	333
		1,880
Oil, Gas & Consumable Fuels (0.1%)
Marathon Oil Corp.,
5.90%, 3/15/18	130	131
6.00%, 10/1/17	215	218
Valero Energy Corp.,
3.50%, 4/1/09	195	194
Weatherford International, Ltd.,
6.00%, 3/15/18	165	166
		709
Pharmaceuticals (0.5%)
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	205
Teva Pharmaceutical Finance Co., B.V. (Convertible),
1.75%, 2/1/26	956	1,086
Valeant Pharmaceuticals International (Convertible),
4.00%, 11/15/13	(a)312	261
Watson Pharmaceuticals, Inc. (Convertible),
1.75%, 3/15/23	1,650	1,597
Wyeth,
5.45%, 4/1/17	140	143
5.50%, 2/15/16	45	46
		3,338
Real Estate Management & Development (0.2%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	210	190
7.13%, 6/15/12	205	205
8.13%, 12/15/08	65	67
World Financial Properties,
6.91%, 9/1/13	(a)396	379
6.95%, 9/1/13	(a)149	144
		985
Road & Rail (0.0%)
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	155	158

Semiconductors & Semiconductor Equipment (0.3%)
Linear Technology Corp. (Convertible),
3.00%, 5/1/27	(a)1,193	1,124
Xilinx, Inc. (Convertible),
3.13%, 3/15/37	(a)1,302	1,182
		2,306
Specialty Retail (0.0%)
Home Depot, Inc. (The),
5.40%, 3/1/16	255	240

U.S. Treasury Securities (14.1%)
U.S. Treasury Bonds,
4.50%, 2/15/36	1,375	1,421
5.38%, 2/15/31	10,300	11,916
6.25%, 8/15/23	1,300	1,601
8.13%, 8/15/19	872	1,215
U.S. Treasury Notes,
3.25%, 1/15/09	3,500	3,550

3.38%, 11/30/12	150	156
3.88%, 5/15/09 - 2/15/13	8,750	9,174
4.00%, 2/15/14 - 2/15/15	5,200	5,603
4.25%, 8/15/13 - 11/15/14	22,075	24,073
4.50%, 2/28/11	3,700	3,988
4.63%, 8/31/11 - 2/29/12	8,200	8,946
4.88%, 5/15/09	8,000	8,295
5.13%, 6/30/08 - 6/30/11	2,500	2,570
5.75%, 8/15/10	2,850	3,123
8.13%, 8/15/21	5,425	7,707
		93,338
Utilities (0.4%)
Appalachian Power Co.,
5.65%, 8/15/12	25	26
Arizona Public Service Co.,
5.80%, 6/30/14	265	260
Carolina Power & Light Co.,
5.13%, 9/15/13	200	210
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	70
7.88%, 4/1/13	70	78
Consolidated Natural Gas Co.,
6.25%, 11/1/11	95	100
Detroit Edison Co. (The),
6.13%, 10/1/10	165	175
Entergy Gulf States, Inc.,
3.60%, 6/1/08	240	239
Ohio Edison Co.,
6.40%, 7/15/16	145	150
Ohio Power Corp.,
6.00%, 6/1/16	305	307
Peco Energy Co.,
5.35%, 3/1/18	140	142
PG&E Corp. (Convertible),
9.50%, 6/30/10	140	361
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	335	324
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	21
Texas Eastern Transmission LP,
7.00%, 7/15/32	140	150
		2,613
Wireless Telecommunication Services (0.2%)
AT&T Corp.,
8.00%, 11/15/31	205	240
AT&T, Inc.,
6.15%, 9/15/34	125	121
6.30%, 1/15/38	505	490
Sprint Capital Corp.,
8.75%, 3/15/32	310	263
Verizon New England, Inc.,
6.50%, 9/15/11	20	21
		1,135
Total Fixed Income Securities (Cost $185,130)		185,686

	Shares
Common Stocks (61.6%)
Aerospace & Defense (1.1%)
Raytheon Co.	116,430	7,522

Air Freight & Logistics (0.5%)
FedEx Corp.	35,670	3,305

Airlines (0.2%)
UAL Corp.	49,320	1,062

Automobiles (0.3%)
Honda Motor Co., Ltd. ADR	69,630	2,006

Beverages (1.1%)
Coca-Cola Co. (The)	118,280	7,200

Biotechnology (0.3%)
Applera Corp. - Applied Biosystems Group	67,530	2,219

Capital Markets (1.1%)
Charles Schwab Corp. (The)	202,940	3,822
Merrill Lynch & Co., Inc.	90,850	3,701
		7,523
Chemicals (2.5%)
Bayer AG ADR	180,760	14,551
E.I. du Pont de Nemours & Co.	49,260	2,303
		16,854
Commercial Banks (1.5%)
PNC Financial Services Group, Inc.	98,910	6,485
Sun Trust Banks, Inc.	60,130	3,316
		9,801
Communications Equipment (1.1%)
Alcatel-Lucent ADR	687,380	3,959
Cisco Systems, Inc.	(f)136,330	3,284
		7,243
Computers & Peripherals (0.8%)
EMC Corp.	(f)57,140	819
Hewlett-Packard Co.	101,750	4,646
		5,465
Diversified Financial Services (4.6%)
Bank of America Corp.	167,490	6,349
Citigroup, Inc.	287,380	6,156
JPMorgan Chase & Co.	412,036	17,697
		30,202
Diversified Telecommunication Services (2.8%)
Embarq Corp.	49,798	1,997
France Telecom S.A. ADR	126,880	4,261
Sprint Nextel Corp.	147,210	985
Verizon Communications, Inc.	310,110	11,303
		18,546
Electric Utilities (3.6%)
American Electric Power Co., Inc.	223,930	9,322
Entergy Corp.	79,940	8,720
FirstEnergy Corp.	85,220	5,848
		23,890
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	37,570	3,269

Food & Staples Retailing (2.6%)
Rite Aid Corp.	(f)349,120	1,026
Wal-Mart Stores, Inc.	309,360	16,297
		17,323
Food Products (3.5%)
Cadbury Schweppes plc ADR	140,530	6,214
ConAgra Foods, Inc.	102,840	2,463
Kraft Foods, Inc.	171,444	5,317
Unilever N.V.	265,670	8,961
		22,955
Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp.	(f)267,800	3,446
Covidien Ltd.	86,327	3,820
		7,266
Health Care Providers & Services (0.2%)
Cigna Corp.	25,310	1,027

Hotels, Restaurants & Leisure (0.5%)
Starbucks Corp.	(f)174,670	3,057

Household Durables (0.5%)
Sony Corp.	74,320	2,978

Household Products (1.2%)
Kimberly-Clark Corp.	58,450	3,773
Procter & Gamble Co.	59,620	4,177
		7,950
Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.	(f)55,650	2,170

Industrial Conglomerates (3.4%)
General Electric Co.	276,630	10,238
Siemens AG ADR	73,700	8,029
Tyco International Ltd.	95,357	4,200
		22,467

Insurance (5.1%)
Aegon N.V. (Registered)	197,770	2,895
Chubb Corp.	141,022	6,978
Hartford Financial Services Group, Inc. (The)	59,260	4,490
Marsh & McLennan Cos., Inc.	441,020	10,739
Travelers Cos., Inc. (The)	187,097	8,953
		34,055
Internet Software & Services (1.0%)

eBay, Inc.	(f)229,170	6,838

Media (3.8%)
Comcast Corp., Class A	230,295	4,454
Time Warner, Inc.	752,350	10,548
Viacom, Inc., Class B	(f)250,675	9,932
		24,934
Metals & Mining (0.8%)
Newmont Mining Corp.	118,800	5,382

Multi-Utilities (0.5%)
Williams Cos., Inc.	89,710	2,959

Multiline Retail (0.4%)
Macy’s, Inc.	113,180	2,610

Oil, Gas & Consumable Fuels (4.8%)
BP plc ADR	18,100	1,098
ConocoPhillips	36,630	2,791
Devon Energy Corp.	23,230	2,424
ExxonMobil Corp.	65,970	5,580
Novartis AG ADR	88,690	4,544
Occidental Petroleum Corp.	103,510	7,574
Royal Dutch Shell plc ADR	117,400	8,098
		32,109
Personal Products (0.4%)
Estee Lauder Cos., Inc. (The)	62,880	2,883

Pharmaceuticals (6.0%)
Abbott Laboratories	225,910	12,459
Bristol-Myers Squibb Co.	313,300	6,673
Roche Holding AG ADR	67,530	6,381
Schering-Plough Corp.	508,048	7,321
Wyeth	158,150	6,604
		39,438
Semiconductors & Semiconductor Equipment (0.5%)
Intel Corp.	171,500	3,632

Software (0.6%)
Oracle Corp.	(f)57,880	1,132
Symantec Corp.	(f)162,930	2,708
		3,840
Specialty Retail (0.7%)
Home Depot, Inc. (The)	95,870	2,682
Office Depot, Inc.	(f)178,769	1,975
		4,657
Thrifts & Mortgage Finance (0.8%)
Freddie Mac	158,690	4,018
Sovereign Bancorp, Inc.	157,640	1,469
		5,487
Tobacco (0.9%)
Altria Group, Inc.	84,800	1,883
Philip Morris International, Inc.	(f)84,800	4,289
		6,172
Total Common Stocks (Cost $410,233)		408,296

Preferred Stocks (3.0%)
Automobiles (0.2%)
Ford Motor Co. Capital Trust II, 6.50% (Convertible)	41,900	1,228

Bank (0.3%)
Sovereign Capital Trust, 4.38% (Convertible)	69,300	2,122

Commercial Services & Supplies (0.1%)
Avery Dennison Corp., 7.88% (Convertible)	19,210	959

Diversified Financial Services (0.4%)
Bank of America Corp., 7.25% (Convertible)	400	413
Citigroup, Inc., 6.50% (Convertible)	39,600	1,876
		2,289

Diversified Telecommunication Services (0.3%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)	3,200	2,240

Electric Utilities (0.3%)
CenterPoint Energy, Inc., 1.43% (Convertible)	(c)68,000	1,971

Gas Utilities (0.2%)
EI Paso Energy Capital Trust I, 4.75% (Convertible)	29,000	1,055

Health Care Providers & Services (0.2%)
Healthsouth Corp., 6.50% (Convertible)	(a)785	607
Healthsouth Corp., 6.50% (Convertible)	410	318
Omnicare, Inc., 4.00% (Convertible)	24,400	732
		1,657
Household Products (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	25,100	1,139
Media (0.1%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)	(a)500	424
Pharmaceuticals (0.3%)
Schering Plough Corp., 6.00% (Convertible)	14,948	2,290
Savings & Loan (0.2%)
Washington Mutual Capital Trust 2001, 5.38% (Convertible)	36,000	1,022
Thrifts & Mortgage Finance (0.2%)
Fannie Mae, 5.38% (Convertible)	20	1,343
Total Preferred Stocks (Cost $26,330)		19,739
Investment Companies (0.8%)
Financial Services (0.8%)
iShares MSCI Japan Index Fund	325,250	4,023
iShares Russell 1000 Value Index Fund	18,750	1,372
Total Investment Companies (Cost $6,081)		5,395
Short-Term Investments (7.1%)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(g)47,303,930	47,304

	Face
	Amount
	(000)
U.S. Treasury Security (0.0%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (h)(i)330	330
Total Short-Term Investments (Cost $47,634)		47,634
Total Investments + (100.5%) (Cost $675,408)		666,750
Liabilities in Excess of Other Assets (-0.5%)		(3,625)
Net Assets (100%)		$663,125

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security is subject to delayed delivery.
(c)	Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(d)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $657,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $67,210,000 and $100,274,000, respectively.

(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Rate shown is the yield to maturity at March 31, 2008.
ADR	American Depositary Receipt
TBA	To Be Announced
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $675,408,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $8,658,000 of which $45,058,000 related to appreciated securities and $53,716,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	100	$21,466	Jun-08	$92
10 yr. Swap	411	47,323	Jun-08	933

Short:
U.S. Treasury
5 yr. Note	17	1,942	Jun-08	(3)
U.S. Treasury
10 yr. Note	305	36,281	Jun-08	(1,118)
U.S. Treasury
Long Bond	132	15,681	Jun-08	(341)
				$(437)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$160	1.57%	3/20/18	$(2)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	180	0.70	3/20/13	(2)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	125	0.82	3/20/18	(2)
Bank of America
Nordstrom, Inc., 6.95%, 3/15/28	Buy	205	1.03	3/20/18	5
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	125	1.08	3/20/18	5
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	250	1.12	3/20/18	8
Bank of America
Textron Financial Corp., 5.13%, 2/3/11	Buy	170	0.80	3/20/18	10
Bank of America
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	245	1.18	3/20/13	(2)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	150	0.82	3/20/18	1
Citigroup
Textron Financial Corp., 7.65%, 11/5/29	Buy	250	0.62	3/20/13	2
Citigroup
Textron Financial Corp., 7.65%, 11/5/29	Buy	205	0.72	3/20/13	1
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	360	1.00	3/20/15	2
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	260	3.05	3/20/13	(3)
Goldman Sachs
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	545	0.59	3/20/13	(1)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	300	0.60	12/20/12	(3)
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	560	0.80	12/20/17	(2)
Goldman Sachs
Eaton Corp., 7.65%, 11/15/29	Buy	145	0.97	3/20/18	(1)
Goldman Sachs
Eli Lilly Co., 6.57%, 1/1/16	Buy	110	0.33	3/20/13	1
Goldman Sachs
Goodrich Corp., 7.63%, 12/15/12	Buy	195	0.47	3/20/18	2
Goldman Sachs
ProLogis, 5.50%, 3/1/13	Buy	155	3.33	3/20/13	1
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	135	1.08	3/20/18	5
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	65	1.24	3/20/18	2
Goldman Sachs
Textron Financial Corp., 5.13%, 2/3/11	Buy	300	1.05	3/20/13	7
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,160	0.60	12/20/12	(4)
JPMorgan Chase
Eaton Corp., 7.65%, 11/15/29	Buy	90	0.60	3/20/13	1
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	175	1.07	3/20/18	4
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	175	1.15	3/20/18	2
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	140	0.58	3/20/13	(1)
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	195	0.63	3/20/13	(1)
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	900	0.60	12/20/12	(16)
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	190	0.45	3/20/18	2
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	135	0.46	3/20/18	2
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	170	1.50	3/20/18	(2)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	135	1.57	3/20/18	(2)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	140	1.60	3/20/18	(2)
Merrill Lynch
Eaton Corp., 7.65%, 11/15/29	Buy	195	0.92	3/20/18	(@—)

UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	445	0.30	3/20/13	3
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	130	1.73	3/20/18	3
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	130	1.78	3/20/13	2
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	135	1.00	3/20/13	3
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	140	1.01	3/20/13	3
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	295	1.06	3/20/13	(1)
					$30

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$9,230	$121
	3 Month LIBOR	Receive	5.82	2/12/23	11,855	(119)
Goldman Sachs	3 Month LIBOR	Pay	5.63	2/28/18	9,080	205
	3 Month LIBOR	Receive	6.04	2/25/23	11,650	(190)
						$17

LIBOR — London Inter Bank Offer Rate

@ — Value is less than $500.

The Universal Institutional Funds, Inc.
Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Finland (3.9%)
Kone Oyj, Class B	151,773	$6,235

France (4.7%)
Pernod-Ricard S.A.	41,427	4,266
Sanofi-Aventis S.A.	43,176	3,240
		7,506
Ireland (2.0%)
C&C Group plc	513,527	3,202

Japan (2.5%)
Kao Corp.	140,000	3,970

Netherlands (8.3%)
Reed Elsevier N.V.	351,320	6,703
Wolters Kluwer N.V.	245,558	6,506
		13,209
Sweden (4.4%)
Swedish Match AB	317,141	6,911

Switzerland (5.9%)
Nestle S.A. (Registered)	10,398	5,198
Novartis AG (Registered)	82,375	4,224
		9,422
United Kingdom (35.9%)
British American Tobacco plc	379,540	14,242
Cadbury Schweppes plc	630,738	6,928
Diageo plc	197,137	3,974
Experian Group Ltd.	575,489	4,191
Imperial Tobacco Group plc	195,906	9,012
Reckitt Benckiser Group plc	137,779	7,631
Unilever plc	197,692	6,670
WPP Group plc	389,589	4,646
		57,294
United States (27.5%)
Altria Group, Inc.	108,246	2,403
Brown-Forman Corp., Class B	57,967	3,839
Career Education Corp.	(a)119,700	1,523
Estee Lauder Cos., Inc. (The)	29,925	1,372
Fortune Brands, Inc.	62,384	4,336
Harley-Davidson, Inc.	108,133	4,055
Kellogg Co.	84,688	4,451
Moody’s Corp.	88,799	3,093
Pfizer, Inc.	142,703	2,987
Philip Morris International, Inc.	(a)108,246	5,475
Procter & Gamble Co.	43,979	3,082
Scotts Miracle-Gro Co. (The), Class A	89,244	2,893
Weight Watchers International, Inc.	94,267	4,367
		43,876
Total Common Stocks (Cost $130,958)		151,625
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $3,582)	(b)3,582,411	3,582
Total Investments + (97.3%) (Cost $134,540)		(c)155,207
Other Assets in Excess of Liabilities (2.7%)		4,272
Net Assets (100%)		$159,479

(a)  Non-income producing security.

(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $16,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $13,163,000 and $11,774,000, respectively.

(c)

The approximate market value and percentage of the investments, $107,749,000 and 69.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $134,540,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,667,000 of which $31,562,000 related to appreciated securities and $10,895,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CHF	275	$276	4/1/08	USD	275	$275	$(1)
EUR	451	712	4/1/08	USD	711	711	(1)
EUR	114	180	4/2/08	USD	180	180	@—
GBP	643	1,276	4/1/08	USD	1,283	1,283	7
GBP	153	304	4/2/08	USD	305	305	1
GBP	16,350	32,399	4/24/08	USD	31,707	31,707	(692)
JPY	16,890	170	4/2/08	USD	170	170	@—
SEK	954	161	4/1/08	USD	161	161	@—
SEK	712	120	4/2/08	USD	120	120	@—
USD	5,213	5,213	4/24/08	GBP	2,600	5,152	(61)
		$40,811				$40,064	$(747)

CHF                        — Swiss Franc

EUR                        — Euro

GBP                         — British Pound

JPY                            — Japanese Yen

SEK                         — Swedish Krona

USD                       — United States Dollar

@                                    — Value is less than $500.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Australia (7.9%)
Centro Retail Group REIT	891,500	$283
CFS Retail Property Trust REIT	586,909	1,164
Dexus Property Group REIT	655,307	1,020
Goodman Group REIT	336,898	1,335
GPT Group REIT	471,286	1,417
Mirvac Group REIT	191,276	709
Stockland REIT	575,126	3,686
Westfield Group REIT	725,245	11,843
		21,457
Austria (0.7%)
CA Immobilien Anlagen AG	(a)6,096	130
Conwert Immobilien Invest SE	(a)36,982	622
IMMOFINANZ AG	111,596	1,209
		1,961
Brazil (0.3%)
BR Malls Participacoes S.A.	(a)84,200	748

Canada (0.2%)
Extendicare Real Estate Investment Trust REIT	20,500	234
RioCan REIT	14,900	300
		534
Finland (0.5%)
Citycon Oyj	31,010	190
Sponda Oyj	92,436	1,207
		1,397
France (4.0%)
Fonciere Des Regions REIT	4,289	631
Gecina S.A. REIT	4,288	640
ICADE REIT	414	62
Klepierre REIT	18,823	1,155
Silic REIT	6,779	1,028
Unibail-Rodamco REIT	28,420	7,324
		10,840
Germany (0.6%)
Alstria Office AG REIT	(a)55,608	1,174
IVG Immobilien AG	19,418	543
		1,717
Hong Kong (15.6%)
Agile Property Holdings Ltd.	191,000	203
China Overseas Land & Investment Ltd.	1,636,000	3,046
China Resources Land Ltd.	863,000	1,507
Guangzhou R&F Properties Co., Ltd., Class H	1,449,500	3,889
Hang Lung Properties Ltd.	893,000	3,192
Henderson Land Development Co., Ltd.	541,000	3,906
Hong Kong Land Holdings Ltd.	1,348,500	5,592
Hysan Development Co., Ltd.	519,585	1,454
Kerry Properties Ltd.	602,018	3,663
KWG Property Holding Ltd.	(a)784,000	668
New World Development Ltd.	399,841	967
Shimao Property Holdings Ltd.	221,000	396

Sino Land Co.	75,000	164
Sun Hung Kai Properties Ltd.	834,000	13,135
Swire Pacific Ltd., Class A	51,000	579
		42,361
Italy (0.4%)
Beni Stabili S.p.A.	664,054	833
Risanamento S.p.A	(a)88,449	260
		1,093
Japan (14.8%)
Goldcrest Co., Ltd.	25,680	592
Japan Real Estate Investment Corp. REIT	141	1,644
KK DaVinci Advisors	(a)399	307
Mitsubishi Estate Co., Ltd.	572,000	13,930
Mitsui Fudosan Co., Ltd.	515,000	10,480
Mori Trust Sogo, Inc. REIT	7	60
Nippon Building Fund, Inc. REIT	219	2,797
Nomura Real Estate Office Fund, Inc. REIT	34	276
NTT Urban Development Corp.	1,724	2,512
Sumitomo Realty & Development Co., Ltd.	413,000	7,452
TOC Co., Ltd.	28,500	214
		40,264
Netherlands (1.0%)
Corio N.V. REIT	13,570	1,189
Eurocommercial Properties N.V. CVA REIT	12,331	689
Wereldhave N.V. REIT	7,263	896
		2,774
Singapore (3.6%)
CapitaCommercial Trust REIT	33,000	54
CapitaLand Ltd.	454,000	2,118
CapitaMall Trust REIT	285,000	722
CapitaRetail China Trust REIT	340,200	324
Macquarie MEAG Prime REIT	1,723,000	1,540
Mandarin Oriental International Ltd.	26,000	50
United Industrial Corp., Ltd.	2,165,000	4,343
Wheelock Properties (Singapore) Ltd.	476,000	687
		9,838
Sweden (0.8%)
Castellum AB	54,608	668
Fabege AB	(a)21,316	228
Hufvudstaden AB, Class A	126,791	1,334
		2,230
Switzerland (0.3%)
PSP Swiss Property AG (Registered)	(a)9,461	639

United Kingdom (10.3%)
Big Yellow Group plc REIT	113,918	983
British Land Co. plc REIT	247,377	4,503
Brixton plc REIT	213,452	1,398
Capital & Regional plc	103,777	1,131
Derwent London plc REIT	44,879	1,353
Grainger plc	112,912	921
Great Portland Estates plc REIT	137,864	1,449
Hammerson plc REIT	126,948	2,806
Invista Foundation Property Trust Ltd. REIT	33,045	42
Land Securities Group plc REIT	193,528	5,795
Liberty International plc REIT	95,854	1,855
Millennium & Copthorne Hotels plc	56,520	465
Minerva plc	(a)282,594	538
Quintain Estates & Development plc	113,501	1,015

Safestore Holdings Ltd.	147,898	473
Segro plc REIT	219,586	2,213
Shaftesbury plc REIT	36,476	418
Unite Group plc	98,564	641
		27,999
United States (35.0%)
Acadia Realty Trust REIT	43,170	1,043
AMB Property Corp. REIT	36,595	1,992
Assisted Living Concepts, Inc., Class A	(a)107,890	635
AvalonBay Communities, Inc. REIT	64,125	6,189
Boston Properties, Inc. REIT	47,595	4,382
Brandywine Realty Trust REIT	5,973	101
BRE Properties, Inc. REIT	24,257	1,105
Brookdale Senior Living, Inc.	40,340	964
Brookfield Properties Corp.	279,902	5,405
Camden Property Trust REIT	42,050	2,111
Care Investment Trust, Inc. REIT	9,150	97
Cedar Shopping Centers, Inc. REIT	1,830	21
DCT Industrial Trust, Inc. REIT	45,050	449
Developers Diversified Realty Corp. REIT	12,220	512
DiamondRock Hospitality Co. REIT	38,455	487
Douglas Emmett, Inc. REIT	37,517	828
Duke Realty Corp. REIT	85,490	1,950
Equity Lifestyle Properties, Inc. REIT	(a)24,725	1,221
Equity One, Inc. REIT	1,762	42
Equity Residential Properties Trust REIT	160,339	6,652
Essex Property Trust, Inc. REIT	8,001	912
Federal Realty Investment Trust REIT	23,120	1,802
Forest City Enterprises, Inc., Class A	60,930	2,242
General Growth Properties, Inc. REIT	61,135	2,334
GMH Communities Trust REIT	12,310	107
Healthcare Realty Trust, Inc. REIT	94,135	2,462
Hersha Hospitality Trust REIT	24,995	226
Highwood Properties, Inc. REIT	7,765	241
Host Hotels & Resorts, Inc. REIT	299,565	4,769
Kilroy Realty Corp. REIT	21,515	1,057
LaSalle Hotel Properties REIT	10,080	290
Liberty Property Trust REIT	85,395	2,657
Macerich Co. (The) REIT	34,287	2,409
Mack-Cali Realty Corp. REIT	80,895	2,889
Morgans Hotel Group Co.	(a)20,570	305
Parkway Properties, Inc. REIT	2,217	82
Post Properties, Inc. REIT	44,417	1,715
ProLogis REIT	29,160	1,716
PS Business Parks, Inc. REIT	11,778	611
Public Storage REIT	22,221	1,969
Ramco-Gershenson Properties Trust REIT	12,500	264
Regency Centers Corp. REIT	62,125	4,023
Senior Housing Properties Trust REIT	52,115	1,235
Simon Property Group, Inc. REIT	93,640	8,700
SL Green Realty Corp. REIT	5,550	452
Sovran Self Storage, Inc. REIT	15,580	665
Starwood Hotels & Resorts Worldwide, Inc.	131,445	6,802
Strategic Hotels & Resorts, Inc. REIT	104,327	1,370
Taubman Centers, Inc. REIT	13,735	716
U-Store-It Trust REIT	5,610	64
Ventas, Inc. REIT	2,390	107
Vornado Realty Trust REIT	41,760	3,600

Weingarten Realty Investors REIT	2,960	102
		95,081
Total Common Stocks (Cost $290,273)		260,933
Investment Company (0.4%)
Netherlands (0.4%)
Prologis European Properties (Cost $1,127)	67,426	1,068

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $9,673)	(b)9,673,278	9,673
Total Investments + (100.0%) (Cost $301,073)		(c)271,674
Liabilities in Excess of Other Assets (-0.0%)		(1)
Net Assets (100%)		$271,673

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $78,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $27,967,000 and $24,982,000, respectively.

(c)

The approximate market value and percentage of the investments, $165,638,000 and 61.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $301,073,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $29,399,000 of which $4,563,000 related to appreciated securities and $33,962,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	33	$30	4/1/08	USD	30	$30	$ @—
AUD	27	24	4/2/08	USD	24	24	@—
EUR	362	572	4/2/08	GBP	288	572	(@—)
GBP	37	74	4/1/08	EUR	47	74	@—
USD	1,090	1,090	4/1/08	JPY	107,456	1,078	(12)
USD	45	45	4/2/08	JPY	4,457	45	@—
USD	56	56	4/1/08	SGD	78	57	1
USD	21	21	4/2/08	SGD	29	21	@—
		$1,912				$1,901	$(11)

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar
@	— Value is less than $500.

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Australia (2.6%)
Boral Ltd.	75,752	$435
Foster’s Group Ltd.	99,848	467
Goodman Fielder Ltd.	863,046	1,422
		2,324
France (7.7%)
BNP Paribas	23,801	2,405
Lafarge S.A.	11,526	2,007
Sanofi-Aventis S.A.	12,856	965
Total S.A.	20,536	1,527
		6,904
Germany (3.3%)
Bayerische Motoren Werke AG	17,426	962
Daimler AG	19,140	1,635
Qimonda AG ADR	(a)88,897	383
		2,980
Ireland (2.9%)
Bank of Ireland	76,439	1,138
Kerry Group plc, Class A	45,182	1,416
		2,554
Italy (1.2%)
ENI S.p.A.	30,798	1,050

Japan (11.3%)
Astellas Pharma, Inc.	16,500	640
Canon, Inc.	25,200	1,168
Kao Corp.	49,000	1,389
Keihin Corp.	79,800	1,158
Kuraray Co., Ltd.	39,000	471
Mitsui Sumitomo Insurance Co., Ltd.	65,000	657
Nissan Motor Co., Ltd.	102,500	851
Sankyo Co., Ltd.	26,600	1,589
Sumitomo Electric Industries Ltd.	71,200	903
Takeda Pharmaceutical Co., Ltd.	24,100	1,219
		10,045
Netherlands (4.8%)
Aegon N.V.	84,401	1,243
Koninklijke Philips Electronics N.V.	9,328	357
Unilever N.V. CVA	51,465	1,729
Wolters Kluwer N.V.	34,665	919
		4,248
Norway (1.6%)
StatoilHydro ASA	45,988	1,383

Singapore (0.9%)
ComfortDelgro Corp., Ltd.	611,000	813

South Korea (0.7%)
SK Telecom Co., Ltd. ADR	29,249	632

Spain (4.0%)
Banco Bilbao Vizcaya Argentaria S.A.	64,720	1,425
Telefonica S.A.	73,814	2,121
		3,546
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, Class B	447,809	880

Switzerland (2.5%)
Novartis AG (Registered)	35,079	1,799
UBS AG (Registered)	13,672	398
		2,197
Taiwan (0.9%)
Chunghwa Telecom Co., Ltd. ADR	31,461	819

United Kingdom (18.7%)
Barclays plc	235,151	2,129
Cadbury Schweppes plc	200,819	2,206
Imperial Tobacco Group plc	48,785	2,244
Old Mutual plc	344,669	756
Premier Foods plc	319,608	712
Reed Elsevier plc	87,549	1,116
Rolls-Royce Group plc	(a)100,957	807
Rolls-Royce Group plc, Class B	(a)102,636	18
Royal Bank of Scotland Group plc	154,402	1,033
Royal Dutch Shell plc ADR	23,828	1,644
Vodafone Group plc	328,750	984
WM Morrison Supermarkets plc	254,774	1,394
WPP Group plc	137,228	1,637
		16,680
United States (33.5%)
Alcoa, Inc.	20,512	740
Altria Group, Inc.	41,205	915
American Capital Strategies Ltd.	28,869	986
American Electric Power Co., Inc.	11,522	480
American International Group, Inc.	17,947	776
Arrow Electronics, Inc.	(a)27,573	928
AT&T, Inc.	15,580	597
Bank of New York Mellon Corp. (The)	31,692	1,322
Chevron Corp.	22,041	1,881
Citigroup, Inc.	35,429	759
Covidien Ltd.	23,560	1,042
Dominion Resources, Inc.	18,329	749
EMC Corp.	(a)66,883	959
Freddie Mac	31,462	797
Hewlett-Packard Co.	23,293	1,064
Illinois Tool Works, Inc.	18,475	891
Ingersoll-Rand Co., Ltd., Class A	21,269	948
International Business Machines Corp.	21,171	2,438
Marsh & McLennan Cos., Inc.	46,721	1,138
Peabody Energy Corp.	23,360	1,191
Pfizer, Inc.	32,012	670
Philip Morris International, Inc.	(a)41,205	2,084
Schering-Plough Corp.	36,317	523
Tyco International Ltd.	29,223	1,287
UnitedHealth Group, Inc.	38,736	1,331
Verizon Communications, Inc.	22,720	828
Viacom, Inc., Class B	(a)10,292	408
Weyerhaeuser Co.	6,748	439
Wyeth	41,632	1,738
		29,909
Total Common Stocks (Cost $82,209)		86,964
Investment Company (1.5%)
Ireland (1.5%)
iShares MSCI World Index Fund (Cost $1,393)	44,175	1,358

Short-Term Investment (0.7%)
United States (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $634)	(b)634,285	634
Total Investments + (99.8%) (Cost $84,236)		(c)88,956

Other Assets in Excess of Liabilities (0.2%)		215
Net Assets (100%)		$89,171

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $6,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $7,762,000 and $7,905,000, respectively.

(c)

The approximate market value and percentage of the investments, $54,260,000 and 61.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $84,236,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,720,000 of which $12,460,000 related to appreciated securities and $7,740,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	2,350	$4,638	6/12/08	USD	4,712	$4,712	$74

GBP   —   British Pound

USD   —   United States Dollar

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (94.3%)
Broadcasting (0.9%)
LIN Television Corp.,
6.50%, 5/15/13		$ (a)130	$121
6.50%, 5/15/13		95	89
Univision Communications, Inc. PIK,
9.75%, 3/15/15		(a)(b)175	107
			317
Cable (4.4%)
Cablevision Systems Corp.,
9.64%, 4/1/09		(c)480	479
Charter Communications Holdings I Holdings LLC/Charter Communications Holdings I Capital Corp.,
11.00%, 10/1/15		(a)156	109
Charter Communications Holdings II Holdings LLC/Charter Communications Holdings II Capital Corp.,
10.25%, 9/15/10		110	101
DirecTV Holdings LLC/DirecTV Financing, Co.,
6.38%, 6/15/15		30	28
Echostar DBS Corp.,
6.38%, 10/1/11		460	443
Intelsat Corp.,
9.00%, 8/15/14		52	53
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15		(a)350	354
Virgin Media Finance plc,
8.75%, 4/15/14		(a)60	54
			1,621
Chemicals (5.5%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(a)375	329
10.25%, 3/1/16		130	101
Innophos Holdings, Inc.,
9.50%, 4/15/12		(b)150	141
Innophos, Inc.,
8.88%, 8/15/14		235	229
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		(d)210	183
Koppers, Inc.,
9.88%, 10/15/13		160	169
Nalco Co.,
7.75%, 11/15/11		230	234
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	105	154
Terra Capital, Inc.,
7.00%, 2/1/17		$270	268
Westlake Chemical Corp.,
6.63%, 1/15/16		265	233
			2,041

Collateralized Mortgage Obligation — Non Agency Collateral Series (1.3%)
Bear Stearns Structured Products, Inc.,
IO
2.11%, 6/26/36	(b)3,467	43
2.22%, 1/27/37	2,770	33
2.29%, 1/27/37	(b)3,491	38
2.43%, 1/27/37	3,248	41
3.18%, 5/25/37	(b)4,006	100
Countrywide Alternative Loan Trust,
Zero Coupon, 2/25/47	(b)2,464	52
Zero Coupon, 5/25/47	(b)2,394	65
Residential Accredit Loans, Inc.,
Zero Coupon, 3/25/47	(b)1,940	47
Zero Coupon, 5/25/47	(b)3,079	77
		496
Consumer Products (1.3%)
Jarden Corp.,
7.50%, 5/1/17	(a)325	286
Oxford Industries, Inc.,
8.88%, 6/1/11	205	196
		482
Diversified Media (4.1%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12	(a)438	418
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13	219	191
Idearc, Inc.,
8.00%, 11/15/16	705	460
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	190	154
Valassis Communications, Inc.,
8.25%, 3/1/15	(a)350	290
		1,513
Energy (7.2%)
Chaparral Energy, Inc.,
8.50%, 12/1/15	400	350
8.88%, 2/1/17	60	52
Chesapeake Energy Corp.,
6.63%, 1/15/16	150	148
7.50%, 9/15/13	(a)115	119
Compagnie Generale de Geophysique-Veritas,
7.50%, 5/15/15	(a)185	189
Cimarex Energy Co.,
7.13%, 5/1/17	85	85
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16	(b)225	226
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15	(b)470	443
Knight, Inc.,
6.50%, 9/1/12	351	357
Massey Energy Co.,
6.88%, 12/15/13	410	399
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	270	286
		2,654
Financial (2.5%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(b)675	428
6.30%, 5/10/17	(b)30	18
GrafTech Finance, Inc.,
10.25%, 2/15/12	48	50
Realogy Corp.,
10.50%, 4/15/14	(a)275	186

Washington Mutual Preferred Funding LLC,
9.75%	(b)(c)(f)300	230
		912
Food and Drug (2.5%)
CA FM Lease Trust,
8.50%, 7/15/17	(b)168	193
Delhaize America, Inc.,
9.00%, 4/15/31	70	84
Rite Aid Corp.,
8.13%, 5/1/10	(a)365	358
SUPERVALU, Inc.,
7.50%, 5/15/12	115	118
7.50%, 11/15/14	175	177
		930
Food/Tobacco (3.9%)
Constellations Brands, Inc.,
7.25%, 5/15/17	185	180
Michael Foods, Inc.,
8.00%, 11/15/13	230	225
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	430	416
Reynolds American, Inc.,
6.50%, 7/15/10	260	267
Smithfield Foods, Inc.,
7.00%, 8/1/11	360	357
		1,445
Forest Products (5.9%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	360	369
Georgia-Pacific LLC,
7.13%, 1/15/17	(b)305	283
Glatfelter,
7.13%, 5/1/16	95	94
Graham Packaging Co., Inc.,
8.50%, 10/15/12	(a)85	77
9.88%, 10/15/14	(a)340	287
Graphic Packaging International Corp.,
9.50%, 8/15/13	(a)400	386
Owens-Illinois, Inc.,
7.35%, 5/15/08	245	246
7.50%, 5/15/10	(a)435	447
		2,189
Gaming/Leisure (6.7%)
Harrahs Operating Co., Inc.,
5.38%, 12/15/13	695	452
Host Hotels & Resorts LP REIT,
6.38%, 3/15/15	(a)140	131
7.13%, 11/1/13	(a)255	251
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	660	474
Las Vegas Sands Corp.,
6.38%, 2/15/15	460	408
MGM Mirage,
6.00%, 10/1/09	190	189
Station Casinos, Inc.,
6.00%, 4/1/12	(a)555	458
7.75%, 8/15/16	(a)135	109
		2,472

Health Care (10.5%)
Community Health Systems, Inc.,
8.88%, 7/15/15	225		227
DaVita, Inc.,
6.63%, 3/15/13	275		268
Fisher Scientific International, Inc.,
6.13%, 7/1/15	265		264
FMC Finance III S.A.,
6.88%, 7/15/17	(a)275		276
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	250		261
HCA, Inc.,
5.75%, 3/15/14	225		187
6.25%, 2/15/13	220		192
6.50%, 2/15/16	190		161
8.70%, 2/10/10	160		161
8.75%, 9/1/10	48		48
9.13%, 11/15/14	15		15
Invacare Corp.,
9.75%, 2/15/15	60		61
LVB Acquisition Merger Sub, Inc. PIK,
10.38%, 10/15/17	(b)120		125
Medco Health Solutions, Inc.,
7.13%, 3/15/18	135		139
National Mentor Holdings, Inc.,
11.25%, 7/1/14	235		242
Omnicare, Inc.,
6.75%, 12/15/13	(a)295		265
6.88%, 12/15/15	90		79
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	(a)195		189
Tenet Healthcare Corp.,
7.38%, 2/1/13	460		413
9.88%, 7/1/14	105		102
Warner Chilcott Corp.,
8.75%, 2/1/15	191		192
			3,867
Housing (2.2%)
Interface, Inc.,
9.50%, 2/1/14	350		364
10.38%, 2/1/10	95		100
Nortek, Inc.,
8.50%, 9/1/14	(a)430		320
Pulte Homes, Inc.,
6.38%, 5/15/33	35		28
			812
Information Technology (3.5%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	340		268
Iron Mountain, Inc.,
8.63%, 4/1/13	435		442
Nortel Networks Corp.,
4.25%, 9/1/08	122		121
Sungard Data Systems, Inc.,
9.13%, 8/15/13	280		284
Vangent, Inc.,
9.63%, 2/15/15	195		157
			1,272
Manufacturing (2.5%)
Baldor Electric Co.,
8.63%, 2/15/17	105		105
Johnsondiversey, Inc.,
9.63%, 5/15/12	(a)244		241
9.63%, 5/15/12	EUR	112	165

Propex Fabrics, Inc.
10.00%, 12/1/12	$	(e)280	35
RBS Global, Inc./Rexnord Corp.,
9.50%, 8/1/14	(a)405	381
927
Metals (1.9%)
Foundation PA Coal Co.,
7.25%, 8/1/14	(a)105	104
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	200	213
Novelis, Inc.,
7.25%, 2/15/15	445	396
713
Mortgages — Other (1.2%)
American Home Mortgage Assets,
2.90%, 6/25/47	(c)118	58
2.91%, 10/25/46	(c)120	60
Countrywide Alternative Loan Trust,
2.82%, 3/20/47	(c)117	56
3.12%, 10/25/46	(c)150	15
3.30%, 2/25/37	(c)99	42
Harborview Mortgage Loan Trust,
3.15%, 8/21/36	(c)150	30
3.26%, 1/19/36	(c)148	61
Lehman XS Trust,
3.60%, 3/25/47	(c)200	61
Luminent Mortgage Trust,
2.96%, 7/25/36	(c)174	75
458
Retail (1.3%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	(a)260	259
Phillips-Van Heusen Corp.,
7.25%, 2/15/11	225	225
484
Service (2.0%)
Allied Waste North America, Inc.,
6.38%, 4/15/11	235	232
7.88%, 4/15/13	(a)285	295
Aramark Corp.,
5.00%, 6/1/12	150	131
6.74%, 2/1/15	(c)20	18
8.50%, 2/1/15	(a)75	76
752
Sovereign (0.6%)
Mexican Bonos,
9.50%, 12/18/14	MXN	2,095	219

Telecommunications (3.9%)
Axtel S.A.B. de C.V.,
11.00%, 12/15/13	$	(a)273	297
Citizens Communications Co.,
6.25%, 1/15/13	115	105
Esprit Telecom Group plc,
11.00%, 6/15/08	EUR	(e)(g)(h)(i)307	—
Exodus Communications, Inc.,
11.63%, 7/15/10	$	(e)(g)(h)(i)429	—
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16	(b)110	107
Qwest Communications International, Inc.,
6.57%, 2/15/09	(c)257	256

Qwest Corp.,
5.63%, 11/15/08	100	100
Rhythms NetConnections, Inc.,
13.88%, 5/15/08	(e)(g)(h)844	—
14.00%, 2/15/10	(e)(g)(h)481	—
TDC AS,
6.50%, 4/19/12	EUR	90	135
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(a)(b)310	318
Windstream Corp.,
8.13%, 8/1/13	105	104
1,422
Transportation (8.2%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	365	336
Asbury Automotive Group, Inc.,
7.63%, 3/15/17	140	111
CHC Helicopter Corp.,
7.38%, 5/1/14	545	546
Ford Motor Credit Co. LLC,
7.00%, 10/1/13	540	422
7.25%, 10/25/11	700	575
General Motors Acceptance Corp. LLC,
6.88%, 9/15/11	545	417
General Motors Corp.,
8.38%, 7/15/33	(a)185	131
Penske Auto Group, Inc.,
7.75%, 12/15/16	(a)210	183
Sonic Automotive, Inc.,
8.63%, 8/15/13	(a)345	321
3,042
Utilities (9.0%)
AES Corp. (The),
7.75%, 3/1/14	240	243
8.88%, 2/15/11	30	32
9.38%, 9/15/10	40	43
Colorado Interstate Gas Co.,
6.80%, 11/15/15	140	145
Dynegy Holdings, Inc.,
7.75%, 6/1/19	240	226
Equitable Resources, Inc.,
6.50%, 4/1/18	110	111
Intergen N.V.,
9.00%, 6/30/17	(b)250	262
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	250	254
8.63%, 11/14/11	85	90
Ormat Funding Corp.,
8.25%, 12/30/20	421	425
Reliant Energy, Inc.,
7.88%, 6/15/17	(a)230	230
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	(b)600	600
Williams Cos., Inc.,
7.88%, 9/1/21	590	642
3,303
Wireless Communications (1.3%)
American Tower Corp.,
7.13%, 10/15/12	240	247
7.50%, 5/1/12	230	236
483
Total Fixed Income Securities (Cost $39,209)	34,826

Bank Loans (1.2%) (j)
Energy (0.7%)
Sandridge Energy,
8.63%, 4/1/15	245	242

Information Technology (0.5%)
First Data Corp.,
5.35%, 9/24/14	209	189
5.45%, 9/24/14	15	13
		202
Total Bank Loans (Cost $463)		444

	Shares
Common Stock (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(i)329	@—
XO Holdings, Inc.	(a)(i)284	@—
		@—
Utilities (0.0%)
PNM Resources, Inc.	60	1
SW Acquisition LP	(g)(i)1	—
Total Common Stocks (Cost $573)		1

No. of
Warrants
Warrant (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(i)570	@—
XO Holdings, Inc., Series B, expiring 1/16/10	(i)426	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(i)426	@—
Total Warrants (Cost $—)		@—

Shares
Short-Term Investments (23.9%)
Securities held as Collateral on Loaned Securities (22.1%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(k)2,267,465	2,267

	Face
	Amount
	(000)
Short-Term Debt (15.9%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (c)201	201
Bancaja,
4.04%, 11/12/08	(c)101	101
Bank of New York Co., Inc.,
3.07%, 8/8/08	(c)101	101
BASF AG,
3.89%, 8/19/08	(c)101	101
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(c)403	403
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(c)201	201
CIT Group Holdings,
3.97%, 5/19/08	(c)362	362
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	1,399	1,399
First Tennessee Bank,
2.84%, 8/15/08	(c)101	101
2.85%, 8/15/08	(c)403	403

Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(c)101	101
HSBC Finance Corp.,
3.10%, 8/5/08	(c)101	101
IBM Corp.,
3.09%, 9/8/08	(c)403	403
Macquarie Bank Ltd.,
2.62%, 8/20/08	(c)201	201
Metropolitan Life Global Funding,
2.59%, 8/21/08	(c)302	302
National Bank of Canada,
3.11%, 4/2/08	(c)403	403
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(c)403	403
Nationwide Building Society,
2.75%, 7/28/08	(c)233	233
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(c)221	221
3.09%, 8/8/08	(c)141	141
		5,882
		8,149

Shares
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(k)492,521	493

	Face
	Amount
	(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill,
0.73%, 4/10/2008	$ (l)(m)160	160
Total Short-Term Investments (Cost $8,802)		8,802
Total Investments + (119.4%) (Cost $49,047) — Including $7,962 of Securities Loaned		44,073
Liabilities in Excess of Other Assets (-19.4%)		(7,147)
Net Assets (100%)		$36,926

(a)

All or a portion of security on loan at March 31, 2008. The Portfolio had loaned securities with a total value of $7,962,000. This was secured by collateral of $8,149,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2008.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(e)	Issuer is in default.
(f)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(g)	Security has been deemed illiquid at March 31, 2008.
(h)	Security was valued at fair value — At March 31, 2008, the Portfolio held fair valued securities, valued at less than $500, representing less than 0.05% of net assets.
(i)	Non-income producing security.
(j)

Remaining maturities of bank loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest with are determined periodically by reference to a base lending rate plus a premium.

(k)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $11,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $7,830,000 and $5,797,000, respectively.

(l)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(m)	Rate shown is the yield to maturity at March 31, 2008.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $49,047,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,974,000 of which $566,000 related to appreciated securities and $5,540,000 related to depreciated securities.

@	Value is less than $500.
EUR	Euro
IO	Interest Only
MXN	Mexican Peso
PIK	Payment-in-kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	231	$364	4/30/08	USD	340	$340	$(24)
EUR	244	385	4/30/08	USD	360	360	(25)
USD	249	249	4/30/08	EUR	172	271	22
		$998				$971	$(27)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2yr. Note	10	$2,147	Jun-08	11
U.S. Treasury
5yr. Note	1	114	Jun-08	2
Short:
U.S. Treasury
10 yr. Note	65	7,732	Jun-08	(230)
U.S. Treasury
Long Bond	3	356	Jun-08	(@—)
EuroDollar
CME	5	1,222	Jun-08	(28)
EuroDollar
CME	6	1,469	Sep-08	(37)
EuroDollar
CME	5	1,223	Dec-08	(29)
EuroDollar
CME	4	978	Mar-09	(24)
EuroDollar
CME	3	732	Jun-09	(18)
EuroDollar
CME	2	487	Sep-09	(10)
EuroDollar
CME	2	486	Dec-09	(9)
EuroDollar
CME	3	727	Mar-10	(13)
EuroDollar
CME	3	725	Jun-10	(11)
EuroDollar
CME	2	483	Sep-10	(7)
EuroDollar
CME	2	482	Dec-10	(6)
				$(409)

CME    — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	$160	0.70%	3/20/13	$(2)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	110	0.82	3/20/18	(2)
Bank of America
Nordstrom, Inc., 6.95%, 3/15/28	Buy	145	1.03	3/20/18	3
Bank of America
Pactiv Corp., 8.13%, 6/15/17	Buy	325	1.38	3/20/13	(1)
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	80	1.08	3/20/18	3
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	100	1.12	3/20/18	3
Bank of America
Textron Financial Corp., 5.13%, 2/3/11	Buy	180	0.80	3/20/18	11
Bank of America
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	190	2.90	3/20/13	1
Bank of America
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	95	2.25	3/20/18	1
Credit Suisse
ABX HE-AAA 06-1 Index	Buy	220	0.18	7/25/45	(10)
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	285	1.11	3/20/13	(1)
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	245	1.00	3/20/15	1
Credit Suisse
Nordstrom, Inc., 6.95%, 3/15/28	Buy	195	1.05	3/20/13	2
Credit Suisse
Nordstrom, Inc., 6.95%, 3/15/28	Buy	370	1.40	3/20/13	3
Credit Suisse
Pactiv Corp., 8.13%, 6/15/17	Buy	325	1.35	3/20/13	(@—)
Credit Suisse
PMI Group, Inc., 6.00%, 9/15/16	Buy	120	8.10	3/20/13	(6)
Deutsche Bank
Dow Jones CDX North America Investment Grade, Series 9	Buy	195	5.00	6/20/13	(1)
Deutsche Bank
MGIC Investment Corp., 6.00%, 9/15/16	Buy	140	8.15	3/20/13	(10)
Deutsche Bank
Pactiv Corp., 8.13%, 6/15/17	Buy	120	1.34	3/20/13	@—
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	70	0.50	3/20/18	@—
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	35	0.60	3/20/18	@—
Goldman Sachs
AvalonBay Communities, 6.13%, 11/1/12	Buy	370	3.05	3/20/13	(4)
Goldman Sachs
Carnival Corp., 6.65%, 1/15/28	Buy	220	1.57	3/20/18	(3)
Goldman Sachs
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	380	0.59	3/20/13	(1)
Goldman Sachs
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	415	1.40	12/20/12	4
Goldman Sachs
Eaton Corp., 7.65%, 11/15/29	Buy	570	0.97	3/20/18	(2)
Goldman Sachs
FirstEnergy Corp., 7.38%, 11/15/31	Buy	360	1.25	3/20/13	(2)
Goldman Sachs
Goodrich Corp., 7.63%, 12/15/12	Buy	110	0.47	3/20/18	1
Goldman Sachs
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	200	2.45	12/20/12	2
Goldman Sachs
Nordstrom, Inc., 6.95%, 3/15/28	Buy	185	1.05	6/20/13	10
Goldman Sachs
ProLogis, 5.50%, 3/1/13	Buy	165	3.33	3/20/13	1
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	140	1.08	3/20/18	5
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	70	1.24	3/20/18	2
Goldman Sachs
Simon Property Group LP, 6.35%, 8/28/12	Buy	235	2.32	3/20/18	(12)
Goldman Sachs
Simon Property Group LP, 6.35%, 8/28/12	Buy	295	2.37	3/20/18	(16)
Goldman Sachs
Textron Financial Corp., 5.13%, 2/3/11	Buy	320	1.05	3/20/13	7
JPMorgan Chase
Eaton Corp., 7.65%, 11/15/29	Buy	230	0.60	3/20/13	2
JPMorgan Chase
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	190	2.30	3/20/13	3

JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	125	1.07	3/20/18	2
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	125	1.15	3/20/18	2
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	100	0.58	3/20/13	(@—)
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	130	0.63	3/20/13	(1)
JPMorgan Chase
SLM Corp., 5.13%, 8/27/12	Buy	110	4.95	3/20/13	(13)
Lehman Brothers
ABX HE-AAA 06-1 Index	Buy	220	0.18	7/25/45	(12)
Lehman Brothers
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	545	1.40	3/20/13	(@—)
Lehman Brothers
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	55	1.04	3/20/18	@—
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	130	0.45	3/20/18	2
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	90	0.46	3/20/18	1
Lehman Brothers
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	335	0.64	3/20/13	(2)
Lehman Brothers
Dow Jones CDX North America
High Yield Index, Series 9	Sell	1,332	3.75	12/20/12	(63)
Lehman Brothers
MetLife, Inc., 5.00%, 6/15/15	Buy	215	2.15	3/20/13	(6)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	215	1.50	3/20/18	(2)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	185	1.57	3/20/18	(3)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	120	1.60	3/20/18	(2)
Merrill Lynch
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	670	1.40	12/20/12	19
Merrill Lynch
Eaton Corp., 7.65%, 11/15/29	Buy	125	0.92	3/20/18	(@—)
Merrill Lynch
SLM Corp., 5.13%, 8/27/12	Buy	110	5.00	3/20/13	(12)
Merrill Lynch
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	345	0.60	3/20/13	(1)
Merrill Lynch
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	545	0.77	3/20/13	(@—)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	210	0.50	3/20/13	2
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	220	0.60	3/20/18	2
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	90	1.78	3/20/13	1
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	90	1.73	3/20/18	2
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	165	1.00	3/20/13	4
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	125	1.01	3/20/13	3
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	310	1.06	3/20/13	(1)
UBS
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	300	2.90	3/20/13	2
					$(84)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	5.55%	2/22/18	$2,565	$50
	3 Month LIBOR	Receive	5.96	2/22/23	3,275	(46)
	3 Month LIBOR	Pay	5.64	3/7/23	2,560	58
	3 Month LIBOR	Receive	6.04	3/7/23	3,295	(54)
Deutsche Bank	3 Month LIBOR	Pay	5.03	10/25/17	6,500	621
JPMorgan Chase	3 Month LIBOR	Pay	5.43	8/20/17	3,000	343
	3 Month LIBOR	Pay	5.36	8/24/17	2,500	271
	3 Month LIBOR	Receive	3.97	3/25/18	800	7
	3 Month LIBOR	Receive	3.97	3/25/18	1,200	11
						$1,261

LIBOR — London Inter Bank Offer Rate

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Australia (2.8%)
BHP Billiton Ltd.	30,909	$1,016
CSL Ltd.	26,038	878
		1,894
Austria (4.1%)
Andritz AG	16,873	930
Erste Bank der Oesterreichischen Sparkassen AG	15,365	1,000
Vienna Insurance Group	11,608	889
		2,819
Canada (2.7%)
EnCana Corp.	13,000	991
Research In Motion Ltd.	(a)7,300	819
		1,810
Denmark (1.5%)
Vestas Wind Systems A/S	(a)9,594	1,050

Egypt (1.1%)
Orascom Construction Industries GDR	4,787	722

Finland (5.2%)
Fortum Oyj	30,079	1,226
Kone Oyj, Class B	32,845	1,349
Neste Oil Oyj	28,159	985
		3,560
France (7.4%)
AXA S.A.	29,804	1,079
BNP Paribas	8,665	876
Cie Generale d’Optique Essilor International S.A.	14,400	942
LVMH Moet Hennessy Louis Vuitton S.A.	6,347	707
Total S.A.	19,575	1,455
		5,059
Germany (8.6%)
Bayer AG	11,001	881
Celesio AG	14,307	708
Deutsche Boerse AG	4,842	781
E.ON AG	8,749	1,619
SAP AG	14,492	720
SGL Carbon AG	(a)17,795	1,125
		5,834
Greece (3.8%)
Coca Cola Hellenic Bottling Co. S.A.	33,602	1,570
National Bank of Greece S.A.	19,295	1,024
		2,594
Hong Kong (6.1%)
Bank of East Asia Ltd.	163,000	815
China Resources Power Holdings Co.	274,000	543
CNOOC Ltd.	549,900	809
Esprit Holdings Ltd.	71,700	859
Lee & Man Paper Manufacturing Ltd.	264,000	422
Parkson Retail Group Ltd.	83,800	711
		4,159
India (1.9%)
Bharti Airtel Ltd.	(a)41,121	850

ICICI Bank Ltd. ADR	12,300	470
		1,320
Ireland (2.2%)
Allied Irish Banks plc	37,051	794
CRH plc	18,963	721
		1,515
Israel (1.4%)
Teva Pharmaceutical Industries Ltd. ADR	(b)20,000	924

Japan (11.7%)
Canon, Inc.	17,300	802
Daikin Industries Ltd.	19,200	842
Kobe Steel Ltd.	199,000	577
Komatsu Ltd.	33,200	941
Mitsubishi Estate Co., Ltd.	30,000	731
Sharp Corp.	43,000	733
Shin-Etsu Chemical Co., Ltd.	10,700	555
Sony Corp.	15,600	624
Terumo Corp.	17,500	916
Toray Industries, Inc.	97,000	640
Toyota Motor Corp.	12,200	615
		7,976
Luxembourg (1.2%)
Millicom International Cellular S.A.	(a)8,500	804

Mexico (2.9%)
America Movil S.A.B. de C.V., Class L ADR	14,400	917
Wal-Mart de Mexico S.A.B. de C.V. ADR	25,100	1,056
		1,973
Netherlands (1.1%)
Reed Elsevier N.V.	38,057	726

Norway (2.1%)
Telenor ASA	(a)44,934	863
TGS Nopec Geophysical Co., ASA	(a)38,160	556
		1,419
Portugal (1.6%)
Banco Espirito Santo S.A. (Registered)	63,999	1,113

Singapore (2.7%)
DBS Group Holdings Ltd.	67,000	881
Keppel Corp. Ltd.	129,000	935
		1,816
Spain (1.2%)
Banco Santander S.A.	42,318	843

Sweden (1.9%)
Getinge AB, Class B	51,223	1,329

Switzerland (7.9%)
ABB Ltd. (Registered)	50,723	1,366
EFG International (Registered)	23,073	790
Nestle S.A. (Registered)	2,941	1,470
Roche Holding AG (Genusschein)	4,111	774
SGS S.A.	690	993
		5,393
Taiwan (1.1%)
Delta Electronics, Inc.	242,000	717

United Kingdom (11.5%)
Barclays plc	67,081	607
Capita Group plc (The)	59,691	804
G4S plc	176,502	798
Prudential plc	74,842	988
Reckitt Benckiser Group plc	17,850	989
SABMiller plc	32,263	707
Smith & Nephew plc	65,260	863

Standard Chartered plc	27,011	923
Tesco plc	153,237	1,157
		7,836
Total Common Stocks (Cost $67,500)		65,205

Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(d)2,615	3

Face
Amount
(000)
Short-Term Debt (0.0%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (c)@—	@—
Bancaja,
4.04%, 11/12/08	(c)@—	@—
Bank of New York Co., Inc.,
3.07%, 8/8/08	(c)@—	@—
BASF AG,
3.89%, 8/19/08	(c)@—	@—
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(c)1	1
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(c)@—	@—
CIT Group Holdings,
3.97%, 5/19/08	(c)@—	@—
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	2	2
First Tennessee Bank,
2.84%, 8/15/08	(c)@—	@—
2.85%, 8/15/08	(c)1	1
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(c)@—	@—
HSBC Finance Corp.,
3.10%, 8/5/08	(c)@—	@—
IBM Corp.,
3.09%, 9/8/08	(c)1	1
Macquarie Bank Ltd.,
2.62%, 8/20/08	(c)@—	@—
Metropolitan Life Global Funding,
2.59%, 8/21/08	(c)@—	@—
National Bank of Canada,
3.11%, 4/2/08	(c)@—	@—
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(c)1	1
Nationwide Building Society,
2.75%, 7/28/08	(c)@—	@—
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(c)@—	@—
3.09%, 8/8/08	(c)@—	@—
6
9

	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(d)2,499,399	2,499
Total Short-Term Investments (cost $2,508)		2,508

Total Investments + (99.4%) (Cost $70,008) — including $9 of Securities Loaned	(e)67,713
Other Assets in Excess of Liabilities (0.6%)	434
Net Assets (100%)	$68,147

(a)	Non-income producing security.
(b)	All or a portion of security on loan at March 31, 2008.
(c)	Variable/Floating Rate Security— Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2008.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $22,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $11,757,000 and $12,046,000, respectively.

(e)

The approximate market value and percentage of the investments, $58,554,000 and 86.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $70,008,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,295,000 of which $2,576,000 related to appreciated securities and $4,871,000 related to depreciated securities.

The Universal Institutional Funds, Inc.
International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Australia (4.1%)
Australia & New Zealand Banking Group Ltd.	16,640	$344
BHP Billiton Ltd.	77,950	2,561
CSL Ltd.	36,651	1,236
QBE Insurance Group Ltd.	18,750	382
Rio Tinto Ltd.	12,950	1,448
Tatts Group Ltd	118,000	375
Wesfarmers Ltd.	14,250	523
Westpac Banking Corp.	18,650	407
		7,276
Austria (2.6%)
Andritz AG	23,751	1,309
Erste Bank der Oesterreichischen Sparkassen AG	21,627	1,407
Telekom Austria AG	26,409	547
Vienna Insurance Group	16,339	1,252
		4,515
Belgium (0.5%)
Umicore	16,992	886

Canada (1.4%)
EnCana Corp.	18,200	1,386
Research In Motion Ltd.	(a)10,300	1,156
		2,542
Denmark (0.8%)
Vestas Wind Systems A/S	(a)13,505	1,478

Egypt (0.6%)
Orascom Construction Industries GDR	6,753	1,019

Finland (2.8%)
Fortum Oyj	42,340	1,725
Kone Oyj, Class B	46,233	1,899
Neste Oil Oyj	39,636	1,387
		5,011
France (8.1%)
AXA S.A.	41,952	1,518
BNP Paribas	24,203	2,446
Cie Generale d’Optique Essilor International S.A.	20,270	1,326
Electricite de France	9,897	861
Lafarge S.A.	6,425	1,119
LVMH Moet Hennessy Louis Vuitton S.A.	8,935	996
Renault S.A.	6,104	675
Sanofi-Aventis S.A.	13,161	988
Schneider Electric S.A.	7,930	1,026
Suez S.A.	20,460	1,344
Total S.A.	27,555	2,049
		14,348
Germany (8.7%)
Allianz AG (Registered)	6,155	1,220
Bayer AG	27,693	2,218
Bayerische Motoren Werke AG	13,897	767
Celesio AG	20,139	996
Commerzbank AG	23,549	737
Deutsche Boerse AG	6,815	1,099
E.ON AG	12,315	2,279
MAN AG	7,460	990
Muenchener Rueckversicherungs AG (Registered)	5,623	1,099
SAP AG	20,400	1,014
SGL Carbon AG	(a)25,049	1,584
Siemens AG (Registered)	12,326	1,338
		15,341

Greece (3.1%)
Coca Cola Hellenic Bottling Co. S.A.	47,299	2,209
EFG Eurobank Ergasias S.A.	25,961	791
National Bank of Greece S.A.	45,461	2,414
		5,414
Hong Kong (4.4%)
Bank of East Asia Ltd.	229,600	1,148
Cheung Kong Holdings Ltd.	25,000	360
China Resources Power Holdings Co.	386,000	765
CNOOC Ltd.	774,000	1,138
Esprit Holdings Ltd.	132,500	1,588
Great Eagle Holdings Ltd.	106,000	289
Hang Seng Bank Ltd.	10,500	191
Lee & Man Paper Manufacturing Ltd.	372,000	595
MTR Corp., Ltd.	122,000	418
New World Development Ltd.	138,000	334
Parkson Retail Group Ltd.	121,100	1,027
		7,853
India (1.0%)
Bharti Airtel Ltd.	(a)57,883	1,197
ICICI Bank Ltd. ADR	17,200	657
		1,854
Ireland (1.2%)
Allied Irish Banks plc	52,153	1,118
CRH plc	26,693	1,014
		2,132
Israel (0.7%)
Teva Pharmaceutical Industries Ltd. ADR	28,200	1,303

Italy (1.3%)
ENI S.p.A.	36,438	1,242
UniCredito Italiano S.p.A.	148,577	993
		2,235
Japan (16.0%)
Amada Co., Ltd.	25,000	193
Astellas Pharma, Inc.	9,500	369
Canon, Inc.	36,200	1,678
Casio Computer Co., Ltd.	17,700	263
Dai Nippon Printing Co., Ltd.	15,000	239
Daicel Chemical Industries Ltd.	39,000	203
Daifuku Co., Ltd.	19,000	244
Daiichi Sankyo Co., Ltd.	14,800	438
Daikin Industries Ltd.	37,200	1,631
Denki Kagaku Kogyo K.K.	59,000	188
East Japan Railway Co.	37	308
FamilyMart Co., Ltd.	8,700	314
Fuji Machine Manufacturing Co., Ltd.	5,700	120
FUJIFILM Holdings Corp.	9,600	341
Fujitec Co., Ltd.	10,000	57
Fujitsu Ltd.	57,000	374
Furukawa Electric Co., Ltd.	55,000	181
Hitachi Capital Corp.	12,400	150
Hitachi High-Technologies Corp.	6,000	100
Hitachi Ltd.	54,000	321
House Foods Corp.	7,500	112
Kaneka Corp.	27,000	169
Kobe Steel Ltd.	280,000	812
Komatsu Ltd.	46,700	1,324
Kurita Water Industries Ltd.	9,800	367
Kyocera Corp.	4,000	336
Kyudenko Corp.	12,000	62
Lintec Corp.	8,300	119
Maeda Road Construction Co., Ltd.	7,000	58
Marubeni Corp.	25,000	186
Matsushita Electric Industrial Co., Ltd.	27,000	587
Minebea Co., Ltd.	31,000	183
Mitsubishi Chemical Holdings Corp.	37,000	245
Mitsubishi Corp.	22,100	681
Mitsubishi Estate Co., Ltd.	42,000	1,023

Mitsubishi Heavy Industries Ltd.	75,000	326
Mitsui Mining & Smelting Co., Ltd.	49,000	155
Mitsumi Electric Co., Ltd.	10,600	343
Nagase & Co., Ltd.	11,000	114
NEC Corp.	66,000	253
Nifco, Inc.	8,800	205
Nintendo Co., Ltd.	1,500	777
Nippon Meat Packers, Inc.	15,000	223
Nippon Sheet Glass Co., Ltd.	32,000	144
Nippon Steel Corp.	24,000	124
Nippon Telegraph & Telephone Corp.	46	200
Nissan Motor Co., Ltd.	46,400	385
Nissha Printing Co., Ltd.	2,700	134
Nisshinbo Industries, Inc.	13,000	122
Obayashi Corp.	38,000	161
Ono Pharmaceutical Co., Ltd.	5,700	276
Ricoh Co., Ltd.	23,000	385
Rinnai Corp.	1,900	62
Rohm Co., Ltd.	3,400	211
Ryosan Co., Ltd.	6,500	154
Sanki Engineering Co., Ltd.	7,000	41
Sanwa Holdings Corp.	27,000	118
Sekisui Chemical Co., Ltd.	34,000	208
Sekisui House Ltd.	19,000	177
Sharp Corp.	60,000	1,023
Shin-Etsu Chemical Co., Ltd.	15,000	778
Shin-Etsu Polymer Co., Ltd.	14,500	87
Sony Corp.	29,500	1,180
Suzuki Motor Corp.	13,900	352
TDK Corp.	4,800	285
Teijin Ltd.	44,000	188
Terumo Corp.	24,700	1,292
Toho Co., Ltd.	4,800	113
Tokyo Electric Power Co., Inc.	4,800	129
Toray Industries, Inc.	137,000	903
Toshiba Corp.	73,000	490
Toyo Ink Manufacturing Co., Ltd.	23,000	80
Toyoda Gosei Co., Ltd.	3,500	134
Toyota Motor Corp.	28,500	1,436
Tsubakimoto Chain Co.	31,000	187
Yamaha Corp.	13,200	256
Yamaha Motor Co., Ltd.	10,500	194
		28,381
Luxembourg (0.6%)
Millicom International Cellular S.A.	(a)12,000	1,135

Mexico (1.6%)
America Movil S.A.B. de C.V., Class L ADR	20,267	1,291
Wal-Mart de Mexico S.A.B. de C.V. ADR	35,300	1,485
		2,776
Netherlands (1.2%)
Royal KPN N.V.	43,277	733
TNT N.V.	19,199	714
Wolters Kluwer N.V.	26,320	697
		2,144
Norway (1.6%)
Telenor ASA	(a)103,001	1,980
TGS Nopec Geophysical Co., ASA	(a)53,714	782
		2,762
Portugal (0.9%)
Banco Espirito Santo S.A. (Registered)	90,085	1,567

Singapore (2.1%)
CapitaCommercial Trust REIT	40,420	66

CapitaLand Ltd.	116,000	541
City Developments Ltd.	33,000	265
DBS Group Holdings Ltd.	94,000	1,236
Keppel Corp. Ltd.	182,000	1,319
Oversea-Chinese Banking Corp.	31,600	187
SembCorp Industries Ltd.	61,480	182
		3,796
Spain (2.2%)
Banco Bilbao Vizcaya Argentaria S.A.	53,577	1,180
Banco Santander S.A.	59,567	1,187
Telefonica S.A.	55,269	1,588
		3,955
Sweden (1.1%)
Getinge AB, Class B	72,461	1,879

Switzerland (9.3%)
ABB Ltd. (Registered)	71,398	1,923
Compagnie Financiere Richemont S.A., Class A	17,055	958
EFG International (Registered)	32,478	1,112
Nestle S.A. (Registered)	9,295	4,647
Nobel Biocare Holding AG	2,382	554
Novartis AG (Registered)	29,405	1,508
Roche Holding AG - Genusschein	14,154	2,665
SGS S.A. (Registered)	971	1,397
UBS AG (Registered)	24,224	705
Zurich Financial Services AG (Registered)	3,374	1,064
		16,533
Taiwan (0.6%)
Delta Electronics, Inc.	341,000	1,011

United Kingdom (16.7%)
Anglo American plc	19,738	1,186
BAE Systems plc	114,347	1,101
Barclays plc	176,115	1,594
BG Group plc	52,504	1,216
British American Tobacco plc	33,509	1,257
Capita Group plc	84,022	1,131
GlaxoSmithKline plc	55,776	1,182
G4S plc	248,997	1,125
HSBC Holdings plc	102,759	1,692
Imperial Tobacco Group plc	19,972	919
Man Group plc	58,401	643
Prudential plc	168,856	2,230
Reckitt Benckiser Group plc	25,125	1,392
Reed Elsevier plc	129,945	1,656
Rolls-Royce Group plc	(a)81,598	653
Rolls-Royce Group plc, Class B	86,679	15
Royal Dutch Shell plc, Class A	65,384	2,256
SABMiller plc	45,414	995
Smith & Nephew plc	91,861	1,215
Standard Chartered plc	38,020	1,299
Tesco plc	360,723	2,725
Vodafone Group plc	501,038	1,500
WM Morrison Supermarkets plc	125,419	686
		29,668
Total Common Stocks (Cost $151,231)		168,814

Preferred Stock (0.4%)
Germany (0.4%)
Fresenius SE (Cost $606)	7,460	621

Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $5,916)	(b)5,916,421	5,916
Total Investments + (98.9%) (Cost $157,753)		(c)175,351
Other Assets in Excess of Liabilities (1.1%)		1,969
Net Assets (100%)		$177,320

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $35,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $15,847,000 and $14,290,000, respectively.

(c)

The approximate market value and percentage of the investments, $159,989,000 and 91.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $157,753,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,598,000 of which $26,420,000 related to appreciated securities and $8,822,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,150	$1,041	6/12/08	USD	1,051	$1,051	$10
AUD	1,353	1,225	6/12/08	USD	1,255	1,255	30
AUD	97	88	6/12/08	USD	88	88	@—
EUR	2,055	3,234	6/12/08	EUR	3,138	3,138	(96)
EUR	711	1,119	6/12/08	USD	1,085	1,085	(34)
EUR	2,248	3,538	6/12/08	USD	3,428	3,428	(110)
EUR	2,755	4,335	6/12/08	USD	4,297	4,297	(38)
GBP	2,092	4,129	6/12/08	USD	4,167	4,167	38
GBP	1,145	2,260	6/12/08	USD	2,279	2,279	19
GBP	4,379	8,643	6/12/08	USD	8,781	8,781	138
GBP	992	1,958	6/12/08	USD	1,978	1,978	20
JPY	365,686	3,684	6/12/08	USD	3,558	3,558	(126)
JPY	393,790	3,967	6/12/08	USD	3,828	3,828	(139)
JPY	416,425	4,195	6/12/08	USD	4,205	4,205	10
USD	273	273	4/1/08	GBP	137	271	(2)
USD	216	216	4/1/08	GBP	109	216	(@—)
USD	2,835	2,835	6/12/08	AUD	3,102	2,808	(27)
USD	1,240	1,240	6/12/08	AUD	1,353	1,225	(15)
USD	2,887	2,887	6/12/08	AUD	3,148	2,850	(37)
USD	95	95	6/12/08	AUD	104	94	(1)
USD	1,254	1,254	6/12/08	AUD	1,353	1,225	(29)
USD	2,832	2,832	6/12/08	EUR	1,856	2,920	88
USD	4,203	4,203	6/12/08	EUR	2,755	4,335	132
USD	809	809	6/12/08	EUR	530	834	25
USD	5,761	5,761	6/12/08	EUR	3,773	5,937	176
USD	4,298	4,298	6/12/08	EUR	2,755	4,335	37
USD	1,333	1,333	6/12/08	GBP	669	1,321	(12)
USD	8,722	8,722	6/12/08	GBP	4,379	8,643	(79)
USD	1,013	1,013	6/12/08	GBP	508	1,003	(10)
USD	8,043	8,043	6/12/08	GBP	4,037	7,967	(76)
USD	8,782	8,782	6/12/08	GBP	4,379	8,642	(140)
USD	830	830	6/12/08	JPY	85,357	860	30
USD	4,045	4,045	6/12/08	JPY	416,425	4,195	150
USD	178	178	6/12/08	JPY	18,385	185	7
USD	10,640	10,640	6/12/08	JPY	1,095,943	11,040	400
USD	345	345	6/12/08	JPY	35,568	358	13
USD	4,206	4,206	6/12/08	JPY	416,425	4,195	(11)
USD	159	159	6/12/08	JPY	15,773	159	(@—)
		$118,415				$118,756	$341

AUD       — Australian Dollar

EUR        — Euro

GBP        — British Pound

JPY         — Japanese Yen

USD        — United States Dollar

@            — Value is less than $500.

The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Advertising Agencies (3.1%)
Focus Media Holding Ltd. ADR	(a)59,728	$2,100
Lamar Advertising Co., Class A	(a)81,862	2,941
Monster Worldwide, Inc.	(a)122,734	2,971
		8,012
Air Transport (2.6%)
Expeditors International Washington, Inc.	118,520	5,355
UAL Corp.	70,572	1,519
		6,874
Biotechnology Research & Production (3.0%)
Illumina, Inc.	(a)103,791	7,878

Building: Cement (3.4%)
Martin Marietta Materials, Inc.	63,190	6,709
Texas Industries, Inc.	38,991	2,344
		9,053
Casinos & Gambling (4.3%)
Wynn Resorts Ltd.	113,499	11,422

Computer Services Software & Systems (11.1%)
Akamai Technologies, Inc.	(a)85,471	2,407
Baidu.com ADR	(a)25,073	6,008
Equinix, Inc.	(a)38,402	2,553
IHS, Inc., Class A	(a)68,230	4,388
NHN Corp.	(a)18,736	4,382
Salesforce.com, Inc.	(a)74,123	4,290
Tencent Holdings Ltd.	917,000	5,220
		29,248
Computer Technology (1.2%)
Alibaba.com Ltd.	(a)1,547,100	3,243

Diversified Financial Services (3.2%)
Calamos Asset Management, Inc., Class A	136,200	2,217
Forest City Enterprises, Inc., Class A	98,464	3,624
GLG Partners, Inc.	(a)205,970	2,445
		8,286
Drugs & Pharmaceuticals (2.7%)
Allergan, Inc.	62,149	3,504
Gen-Probe, Inc.	(a)75,389	3,634
		7,138
Education Services (0.9%)
Apollo Group, Inc., Class A	(a)55,329	2,390

Energy — Miscellaneous (11.4%)
Range Resources Corp.	50,555	3,208
Southwestern Energy Co.	(a)312,428	10,525
Ultra Petroleum Corp.	(a)209,780	16,258
		29,991
Engineering & Contracting Services (2.2%)
Aecom Technology Corp.	(a)72,078	1,875
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	86,594	3,896
		5,771
Health Care Services (1.4%)
Stericycle, Inc.	(a)71,639	3,689

Homebuilding (2.3%)
Gafisa S.A. ADR	(a)106,160	3,542
NVR, Inc.	(a)4,206	2,513
		6,055
Hotel/Motel (2.5%)
Choice Hotels International, Inc.	75,746	2,584
Marriott International, Inc., Class A	115,933	3,983
		6,567
Insurance: Property & Casualty (2.2%)
Alleghany Corp.	(a)8,473	2,894
Covanta Holding Corp.	(a)102,328	2,814
		5,708
Medical & Dental Instruments & Supplies (2.1%)
Techne Corp.	(a)82,884	5,583

Pollution Control & Environmental Services (1.9%)
Nalco Holding Co.	237,804	5,030

Publishing — Miscellaneous (1.4%)
Morningstar, Inc.	(a)59,670	3,661

Radio & TV Broadcasters (3.1%)
Discovery Holding Co., Class A	(a)179,073	3,800
Grupo Televisa S.A. ADR	175,860	4,263
		8,063
Real Estate Investment Trusts (REIT) (1.1%)
Brookfield Asset Management, Inc., Class A	105,253	2,824

Restaurants (2.2%)
Starbucks Corp.	(a)337,537	5,907

Retail (8.0%)
Abercrombie & Fitch Co.	97,946	7,164
Ctrip.com International Ltd. ADR	105,539	5,596
Lululemon Athletica, Inc.	(a)92,254	2,623
Priceline.com, Inc.	(a)45,964	5,555
		20,938
Securities Brokerage & Services (1.7%)
IntercontinentalExchange, Inc.	(a)33,947	4,430

Services: Commercial (6.3%)
Corporate Executive Board Co.	96,503	3,906
Iron Mountain, Inc.	(a)120,921	3,197
Leucadia National Corp.	153,992	6,964
New Oriental Education & Technology Group ADR	(a)39,930	2,590
		16,657
Shipping (2.7%)
C.H. Robinson Worldwide, Inc.	128,204	6,974

Textile Apparel Manufacturers (1.7%)
Coach, Inc.	(a)143,894	4,338

Textile Products (0.9%)
Mohawk Industries, Inc.	(a)34,043	2,438

Utilities: Gas Pipelines (1.6%)
Questar Corp.	74,377	4,207

Utilities: Telecommunications (1.1%)
NII Holdings, Inc.	(a)91,675	2,913

Wholesalers (2.3%)
Li & Fung Ltd.	1,626,000	6,084
Total Common Stocks (Cost $253,688)		251,372
Investment Company (2.4%)
Aeroplan Income Fund (Cost $5,719)	353,923	6,293

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class (Cost $5,649)	(b)5,649,171	5,649
Total Investments + (100.1%) (Cost $265,056)		(c)263,314
Liabilities in Excess of Other Assets (-0.1%)		(359)
Net Assets (100%)		$262,955

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $94,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $19,914,000 and $24,390,000, respectively.

(c)

The approximate market value and percentage of the investments, $18,930,000 and 7.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $265,056,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,742,000 of which $31,441,000 related to appreciated securities and $33,183,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Aluminum (1.0%)
Kaiser Aluminum Corp.	6,341	$439

Biotechnology Research & Production (4.8%)
Alnylam Pharmaceuticals, Inc.	(a)24,172	590
Illumina, Inc.	(a)19,452	1,476
		2,066
Building: Cement (5.8%)
Eagle Materials, Inc.	36,546	1,299
Texas Industries, Inc.	19,822	1,192
		2,491
Casinos & Gambling (0.2%)
Lakes Entertainment, Inc.	(a)18,619	82

Commercial Information Services (1.7%)
Viad Corp.	20,492	738

Communications & Media (0.7%)
CKX, Inc.	(a)32,430	309

Communications Technology (2.0%)
GMarket, Inc. ADR	(a)18,662	400
GSI Commerce, Inc.	(a)34,231	450
		850
Computer Services Software & Systems (6.8%)
Bankrate, Inc.	(a)8,829	441
Blackboard, Inc.	(a)17,462	582
comScore, Inc.	(a)14,367	288
Forrester Research, Inc.	(a)30,138	801
Longtop Financial Technologies Ltd. ADR	(a)29,202	551
NetSuite, Inc.	(a)11,961	258
		2,921
Consumer Electronics (0.8%)
CNET Networks, Inc.	(a)48,669	346

Diversified Financial Services (0.8%)
Information Services Group, Inc.	(a)63,700	329

Education Services (6.3%)
Ambassadors Group, Inc.	27,405	518
American Public Education, Inc.	(a)13,452	408
Strayer Education, Inc.	11,676	1,781
		2,707
Electronics: Semi-Conductors/Components (0.7%)
Tessera Technologies, Inc.	(a)14,216	296

Electronics: Technology (2.3%)
Cogent Communications Group, Inc.	(a)53,032	971

Energy — Miscellaneous (2.6%)
Contango Oil & Gas Co.	(a)17,241	1,114

Engineering & Contracting Services (2.6%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	24,644	1,109

Entertainment (1.9%)
Vail Resorts, Inc.	(a)17,308	836

Financial — Miscellaneous (4.3%)
Interactive Data Corp.	35,341	1,006
Riskmetrics Group, Inc.	(a)44,975	870
		1,876
Forest Products (2.4%)
Brookfield Infrastructure Partners LP	60,561	1,026

Homebuilding (2.0%)
Gafisa S.A. ADR	(a)26,393	880

Insurance: Multi-Line (0.7%)
Greenlight Capital Re Ltd., Class A	(a)15,341	285

Investment Management Companies (4.4%)
Greenhill & Co., Inc.	20,767	1,445
Pzena Investment Management, Inc., Class A	40,378	457
		1,902

Leisure Time (2.0%)
Aruze Corp.	23,600	730
Premier Exhibitions, Inc.	(a)24,613	149
		879
Machinery: Industrial/Specialty (1.3%)
Middleby Corp.	(a)9,234	576

Medical & Dental Instruments & Supplies (4.9%)
Cepheid, Inc.	(a)17,560	428
Techne Corp.	(a)25,184	1,697
		2,125
Oil: Crude Producers (2.7%)
Carrizo Oil & Gas, Inc.	(a)11,927	707
GMX Resources, Inc.	(a)12,943	452
		1,159
Printing & Copying Services (1.3%)
VistaPrint Ltd.	(a)16,305	570

Publishing: Miscellaneous (2.2%)
Morningstar, Inc.	(a)15,357	942

Real Estate Investment Trusts (REIT) (0.5%)
Consolidated-Tomoka Land Co.	3,457	194
FX Real Estate and Entertainment, Inc.	(a)5,607	33
		227
Restaurants (3.0%)
BJ’s Restaurants, Inc.	(a)27,968	403
P.F. Chang’s China Bistro, Inc.	(a)30,707	873
		1,276
Retail (8.1%)
AFC Enterprises	(a)38,957	350
Blue Nile, Inc.	(a)28,831	1,561
Citi Trends, Inc.	(a)23,083	426
Ctrip.com International Ltd. ADR	12,692	673
Dena Co. Ltd.	75	481
		3,491
Services: Commercial (7.8%)
Advisory Board Co. (The)	(a)24,733	1,360
Corporate Executive Board Co.	11,262	456
CoStar Group, Inc.	(a)25,742	1,107
Mercadolibre, Inc.	(a)11,424	454
		3,377
Shoes (2.5%)
Iconix Brand Group, Inc.	(a)22,396	389
Lululemon Athletica, Inc.	(a)23,962	681
		1,070
Technology — Miscellaneous (1.3%)
Housevalues, Inc.	(a)26,938	63
iRobot Corp.	(a)18,868	323
Rediff.com India Ltd. ADR	(a)21,587	172
		558
Textiles, Apparel & Luxury Goods (0.5%)
American Apparel, Inc.	(a)24,054	227

Toys (0.9%)
Marvel Entertainment, Inc.	(a)14,897	399

Transportation — Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	89,000	249
Total Common Stocks (Cost $40,995)		40,698

Preferred Stocks (1.5%)
Biotechnology Research & Production (1.0%)
Microbia, Inc., Series F (Convertible)	(b)(c)36,808	412

Insurance (0.5%)
Ning Inc.	(c)30,861	221
Total Preferred Stocks (Cost $451)		633

	No. of
	Rights
Rights (0.0%)
Diversified Financial Services (0.0%)
FX Real Estate and Entertainment, Inc. (Cost $@—)	(a)2,804	@—
Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,917)	(d)1,917,250	1,917

Total Investments + (100.4%) (Cost $43,363)	(e)43,248
Liabilities in Excess of Other Assets (-0.4%)	(157)
Net Assets (100%)	$43,091

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2008.
(c)	The security was valued at fair value — At March 31, 2008, the Portfolio held a fair valued securities valued at approximately $633,000, representing 1.5% of net assets.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $20,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $6,391,000 and $6,015,000, respectively.

(e)

The approximate market value and percentage of the investments, $1,460,000 and 3.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $43,363,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $115,000 of which $5,590,000 related to appreciated securities and $5,705,000 related to depreciated securities.

@	Value is less than $500.

The Universal Institutional Funds, Inc.
U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (96.2%)
Aerospace & Defense (2.2%)
Goodrich Corp.	141,700	$8,149

Biotechnology (2.0%)
Affymetrix, Inc.	(a)435,420	7,581

Capital Markets (4.3%)
Invesco Ltd.	355,175	8,652
Northern Trust Corp.	111,776	7,430
		16,082
Chemicals (4.5%)
International Flavors & Fragrances, Inc.	179,050	7,887
Valspar Corp.	440,330	8,736
		16,623
Commercial Services & Supplies (4.6%)
Avery Dennison Corp.	155,300	7,649
Pitney Bowes, Inc.	267,800	9,378
		17,027
Computers & Peripherals (3.8%)
Diebold, Inc.	378,760	14,222

Diversified Consumer Services (1.3%)
Apollo Group, Inc., Class A	(a)109,425	4,727

Diversified Financial Services (1.3%)
CIT Group, Inc.	396,000	4,693

Electric Utilities (5.1%)
American Electric Power Co., Inc.	243,930	10,155
DPL, Inc.	350,970	8,999
		19,154
Electronic Equipment & Instruments (2.3%)
Flextronics International Ltd.	(a)907,948	8,526

Food & Staples Retailing (2.7%)
Rite Aid Corp.	(a)3,454,810	10,157

Food Products (3.2%)
ConAgra Foods, Inc.	490,160	11,739

Health Care Equipment & Supplies (3.4%)
Beckman Coulter, Inc.	194,370	12,547

Health Care Providers & Services (5.1%)
Healthsouth Corp.	(a)593,586	10,560
Owens & Minor, Inc.	210,930	8,298
		18,858
Household Durables (2.1%)
Newell Rubbermaid, Inc.	334,280	7,645

Independent Power Producers & Energy Traders (1.9%)
NRG Energy, Inc.	(a)186,400	7,268

Information Technology Services (2.7%)
Perot Systems Corp., Class A	(a)674,740	10,148

Insurance (10.1%)
ACE Ltd.	201,420	11,090
Allied World Assurance Holdings Ltd.	125,471	4,981
Aspen Insurance Holdings Ltd.	387,040	10,210
Marsh & McLennan Cos., Inc.	459,631	11,192
		37,473

Internet & Catalog Retail (1.4%)
Orbitz Worldwide, Inc.	(a)760,665	5,241

Machinery (4.6%)
Pentair, Inc.	331,520	10,575
Tata Motors Ltd. ADR	426,023	6,655
		17,230
Multi-Utilities (2.6%)
Wisconsin Energy Corp.	217,340	9,561

Multiline Retail (1.7%)
Macy’s, Inc.	270,300	6,233

Office Electronics (2.4%)
Zebra Technologies Corp.	(a)269,000	8,963
Oil, Gas & Consumable Fuels (8.5%)
El Paso Corp.	605,570	10,077
Hess Corp.	125,410	11,058
Newfield Exploration Co.	(a)198,900	10,512
		31,647
Paper & Forest Products (3.1%)
Domtar Corp.	(a)1,698,700	11,602

Personal Products (3.1%)
Estee Lauder Cos., Inc. (The)	248,400	11,389

Specialty Retail (2.0%)
Office Depot, Inc.	(a)665,100	7,349

Thrifts & Mortgage Finance (4.2%)
Hudson City Bancorp, Inc.	875,380	15,477
Total Common Stocks (Cost $374,432)		357,311

Investment Company (1.9%)
Market Vectors Gold Miners ETF (Cost $6,356)	147,300	7,032

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $8,964)	(b)8,964,058	8,964
Total Investments + (100.5%) (Cost $389,752)		373,307
Liabilities in Excess of Other Assets (-0.5%)		(1,679)
Net Assets (100%)		$371,628

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $54,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $37,689,000 and $33,294,000, respectively.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately$389,752,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $16,445,000 of which $29,243,000 related to appreciated securities and $45,688,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Diversified (5.3%)
Forest City Enterprises, Inc., Class A	(a)414,188	$15,242
Vornado Realty Trust REIT	492,508	42,459
		57,701
Health Care (6.3%)
Assisted Living Concepts, Inc., Class A	(a)(b)1,142,042	6,727
Brookdale Senior Living, Inc.	(a)446,944	10,682
Care Investment Trust, Inc. REIT	102,100	1,077
Extendicare Real Estate Investment Trust REIT	45,380	517
Healthcare Realty Trust, Inc. REIT	(a)748,204	19,566
Senior Housing Properties Trust REIT	(a)1,257,617	29,805
		68,374
Industrial (5.2%)
AMB Property Corp. REIT	(a)325,256	17,700
Cabot Industrial Value Fund LP	(d)(e)9,400	4,699
DCT Industrial Trust, Inc. REIT	(a)306,844	3,056
Keystone Industrial Fund LP	(b)(c)(d)(e)7,200,000	6,844
ProLogis REIT	(a)407,599	23,992
		56,291
Land (0.6%)
Plum Creek Timber Co., Inc. REIT	(a)160,607	6,537

Lodging/Resorts (13.8%)
DiamondRock Hospitality Co. REIT	(a)138,459	1,754
Hersha Hospitality Trust REIT	(a)725,511	6,552
Host Hotels & Resorts, Inc. REIT	3,105,795	49,444
Millennium & Copthorne Hotels plc	781,830	6,438
Morgans Hotel Group Co.	(b)726,158	10,762
Starwood Hotels & Resorts Worldwide, Inc.	1,019,614	52,765
Strategic Hotels & Resorts, Inc. REIT	1,602,203	21,037
		148,752
Office (14.8%)
Boston Properties, Inc. REIT	576,325	53,062
Brandywine Realty Trust REIT	(a)233,616	3,962
BRCP REIT I, LLC	(b)(c)(d)(e)4,069,166	2,095
BRCP REIT II, LLC	(b)(c)(d)(e)6,827,857	6,828
Brookfield Properties Corp.	2,537,222	48,994
Douglas Emmett, Inc. REIT	(a)254,952	5,624
Kilroy Realty Corp. REIT	(a)132,241	6,494
Mack-Cali Realty Corp. REIT	(a)844,612	30,161
Parkway Properties, Inc. REIT	(a)72,553	2,682
SL Green Realty Corp. REIT	(a)959	78
		159,980
Office/Industrial - Mixed (4.4%)
Duke Realty Corp. REIT	(a)742,690	16,941
Highwoods Properties, Inc. REIT	(a)33,080	1,028
Liberty Property Trust REIT	(a)794,430	24,715
PS Business Parks, Inc. REIT	(a)86,409	4,485
		47,169
Residential Apartments (19.4%)

Apartment Investment & Management Co. REIT	2,469	88
Atlantic Gulf Communities Corp.	(b)(c)(e)261,572	—
AvalonBay Communities, Inc. REIT	(a)628,673	60,679
BRE Properties, Inc. REIT	(a)221,655	10,099
Camden Property Trust REIT	(a)463,715	23,278
Equity Residential Properties Trust REIT	(a)1,863,866	77,332
Essex Property Trust, Inc. REIT	(a)98,120	11,184
GMH Communities Trust REIT	440,857	3,827
Post Properties, Inc. REIT	(a)623,480	24,079
		210,566
Residential Manufactured Homes (1.6%)
Equity Lifestyle Properties, Inc. REIT	(a)348,243	17,193

Retail Regional Malls (14.4%)
General Growth Properties, Inc. REIT	491,199	18,749
Macerich Co. (The) REIT	(a)460,106	32,332
Simon Property Group, Inc. REIT	1,038,743	96,510
Taubman Centers, Inc. REIT	(a)161,289	8,403
		155,994
Retail Strip Centers (7.5%)
Acadia Realty Trust REIT	(a)317,102	7,658
BPP Liquidating Trust REIT	(b)(d)(e)227,282	—
Cedar Shopping Centers, Inc. REIT	(a)32,469	379
Developers Diversified Realty Corp. REIT	(a)101,950	4,270
Equity One, Inc. REIT	(a)18,006	432
Federal Realty Investment Trust REIT	(a)255,203	19,893
Ramco-Gershenson Properties Trust REIT	(a)177,329	3,743
Regency Centers Corp. REIT	(a)680,350	44,059
Weingarten Realty Investors REIT	(a)11,980	412
		80,846
Self Storage (3.0%)
Public Storage REIT	249,980	22,153
Sovran Self Storage, Inc. REIT	(a)217,164	9,275
U-Store-It Trust REIT	76,060	862
		32,290
Total Common Stocks (Cost $1,118,420)		1,041,693

Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp.	(b)(c)(e)79,420	—
Atlantic Gulf Communities Corp., Series B	(b)(c)(d)(e)2,003	—
Atlantic Gulf Communities Corp., Series B (Convertible)	(b)(d)(e)57,048	—
Total Preferred Stocks (Cost $1,488)		—

Short-Term Investments (27.3%)
Securities held as Collateral on Loaned Securities (23.2%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(g)69,999,893	70,000

	Face
	Amount
	(000)
Short-Term Debt (16.8%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (f)6,217	6,217
Bancaja,
4.04%, 11/12/08	(f)3,108	3,108
Bank of New York Co., Inc.,
3.07%, 8/8/08	(f)3,108	3,108

BASF AG,
3.89%, 8/19/08	(f)3,108	3,108
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(f)12,433	12,433
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(f)6,217	6,217
CIT Group Holdings.,
3.97%, 5/19/08	(f)11,190	11,190
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	43,199	43,199
First Tennessee Bank,
2.84%, 8/15/08	(f)3,108	3,108
2.85%, 8/15/08	(f)12,433	12,433
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(f)3,108	3,108
HSBC Finance Corp.,
3.10%, 8/5/08	(f)3,108	3,108
IBM Corp.,
3.09%, 9/8/08	(f)12,433	12,433
Macquarie Bank Ltd.,
2.62%, 8/20/08	(f)6,217	6,217
Metropolitan Life Global Funding,
2.59%, 8/21/08	(f)9,325	9,325
National Bank of Canada,
3.11%, 4/02/08	(f)12,433	12,433
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(f)12,434	12,434
Nationwide Building Society,
2.75%, 7/28/08	(f)7,212	7,212
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(f)6,839	6,839
3.09%, 8/8/08	(f)4,352	4,352
		181,582
		251,582

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(g)44,212,072	44,212
Total Short-Term Investments (Cost $295,794)		295,794
Total Investments + (123.6%) (Cost $1,415,702) — including $248,768 of Securities Loaned		(h)1,337,487
Liabilities in Excess of Other Assets (-23.6%)		(255,669)
Net Assets (100%)		$1,081,818

(a)	All or a portion of security on loan at March 31, 2008.
(b)	Non-income producing security.
(c)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97-6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Atlantic Gulf Communities Corp., Series B Preferred (Convertible) was acquired 11/97 and has a current cost basis of $673,000. BRCP REIT I, LLC was acquired 5/03-11/06 and has a current cost basis of $2,095,000. BRCP REIT II, LLC was acquired 10/06 and has a current cost basis of $6,828,000. Keystone Industrial Fund LP was acquired 10/05-3/07 and has a current cost basis of $6,844,000. At March 31, 2008, these securities had an aggregate market value of $15,767,000 representing 1.5% of net assets.

(d)	Security has been deemed illiquid at March 31, 2008.

(e)	Security was valued at fair value — At March 31, 2008, the Portfolio held fair valued securities, valued at approximately $20,466,000, representing 1.9% of net assets.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2008.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $217,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $175,518,000 and $80,636,000, respectively.

(h)

The approximate market value and percentage of the investments, $6,438,000 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

REIT	Real Estate Investment Trust
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,415,702,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $78,215,000 of which $73,706,000 related to appreciated securities and $151,921,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Airlines (0.8%)
Southwest Airlines Co.	23,400	$290

Beverages (3.6%)
Anheuser-Busch Cos., Inc.	8,100	384
Coca-Cola Co. (The)	16,000	974
		1,358
Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)	15,960	666
Merrill Lynch & Co., Inc.	8,400	342
		1,008
Chemicals (3.7%)
E.I. du Pont de Nemours & Co.	21,602	1,010
Rohm & Haas Co.	7,400	400
		1,410
Commercial Banks (5.6%)
Barclays plc ADR	1,700	61
PNC Financial Services Group, Inc.	6,400	420
U.S. Bancorp	8,400	272
Wachovia Corp.	29,013	783
Wells Fargo & Co.	20,400	594
		2,130
Communications Equipment (0.8%)
Alcatel-Lucent ADR	35,450	204
Telefonaktiebolaget LM Ericsson ADR	4,800	95
		299
Computers & Peripherals (3.1%)
Dell, Inc.	(a)17,000	338
Hewlett-Packard Co.	5,800	265
International Business Machines Corp.	4,800	553
		1,156
Diversified Financial Services (7.5%)
Bank of America Corp.	34,600	1,312
Citigroup, Inc.	40,700	872
JPMorgan Chase & Co.	15,300	657
		2,841
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	19,600	751
Verizon Communications, Inc.	33,100	1,206
		1,957
Food & Staples Retailing (5.6%)
CVS Caremark Corp.	16,200	657
Wal-Mart Stores, Inc.	27,700	1,459
		2,116
Food Products (7.9%)
Cadbury Schweppes plc ADR	20,200	893
Kraft Foods, Inc.	29,857	926
Sara Lee Corp.	10,400	146
Unilever N.V. (NY Shares)	30,300	1,022
		2,987

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.	(a)22,600	291

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	10,600	556
UnitedHealth Group, Inc.	4,300	148
WellPoint, Inc.	(a)2,600	115
		819
Household Products (2.6%)
Kimberly-Clark Corp.	9,600	620
Procter & Gamble Co.	5,400	378
		998
Industrial Conglomerates (1.3%)
General Electric Co.	13,500	500

Information Technology Services (0.9%)
Computer Sciences Corp.	(a)3,400	139
Western Union Co. (The)	9,000	191
		330
Insurance (9.0%)
Aflac, Inc.	3,100	201
American International Group, Inc.	8,300	359
Berkshire Hathaway, Inc., Class B	(a)100	447
Chubb Corp.	20,380	1,008
Genworth Financial, Inc.	6,000	136
Hartford Financial Services Group, Inc.	3,000	227
MetLife, Inc.	6,300	380
Torchmark Corp.	5,800	349
Travelers Cos., Inc. (The)	6,620	317
		3,424
Internet & Catalog Retail (0.9%)
Liberty Media Corp., - Interactive, Class A	(a)22,200	358

Media (11.2%)
Comcast Corp., Class A	61,500	1,190
Liberty Media Corp., - Entertainment, Class A	(a)17,680	400
News Corp., Class B	25,800	491
Time Warner, Inc.	64,900	910
Viacom, Inc., Class B	(a)31,150	1,234
		4,225
Metals & Mining (0.5%)
Alcoa, Inc.	5,000	180
Multiline Retail (1.1%)
J.C. Penney Co., Inc.	6,000	226
Macy’s, Inc.	8,700	201
		427
Paper & Forest Products (4.0%)
International Paper Co.	55,475	1,509

Pharmaceuticals (12.4%)
Abbott Laboratories	9,500	524
Bristol-Myers Squibb Co.	50,000	1,065
Eli Lilly & Co.	9,600	495
GlaxoSmithKline plc ADR	4,900	208
Pfizer, Inc.	33,900	710
Roche Holding AG ADR	1,400	132
Schering-Plough Corp.	35,200	507
Wyeth	25,000	1,044
		4,685
Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	10,800	229

KLA-Tencor Corp.	3,500	130
Texas Instruments, Inc.	4,800	135
		494
Software (0.5%)
Microsoft Corp.	6,200	176

Specialty Retail (1.1%)
Home Depot, Inc.	7,400	207
Lowe’s Cos., Inc.	9,700	223
		430
Thrifts & Mortgage Finance (1.0%)
Fannie Mae	3,400	90
Freddie Mac	11,700	296
		386
Tobacco (2.0%)
Altria Group, Inc.	10,500	233
Philip Morris International, Inc.	(a)10,500	531
		764
Total Common Stocks (Cost $39,787)		37,548
		5,535
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $214)	(b)214,488	214
Total Investments + (99.9%) (Cost $40,001)		37,762
Other Assets in Excess of Liabilities (0.1%)		49
Net Assets (100%)		$37,811

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $4,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $2,158,000 and $3,143,000, respectively.

ADR	American Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $40,001,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,239,000 of which $3,264,000 related to appreciated securities and $5,503,000 related to depreciated securities.

Notes to Portfolio of Investments (unaudited)

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three board levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios’ investments carried at value:

Portfolio	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)	Total for Investments in Securities (000)	Other Financial Instruments* (Level 1) (000)	Other Financial Instruments* (Level 2) (000)	Other Financial Instruments* (Level 3) (000)	Total for Other Financial Instruments (000)
Core Plus Fixed Income	$—	$808,928	$426	$809,354	$(976)	$18,112	$—	$17,136
Emerging Markets	248,772	1,138,892	—	1,387,664	—	5	—	5
Emerging Markets Debt	—	167,372	1,881	169,253	197	2,253	—	2,450
Equity Growth	109,505	10,227	—	119,732	—	—	—	—
Equity & Income	389,644	277,106	—	666,750	(437)	47	—	(390)
Global Franchise	43,875	111,332	—	155,207	—	(747)	—	(747)
Global Real Estate	96,130	175,544	—	271,674	—	(11)	—	(11)
Global Value Equity	33,387	55,569	—	88,956	—	74	—	74
High Yield	1	35,923	—	35,924	(409)	1,150	—	741
International Growth Equity	4,924	62,780	—	67,704	—	—	—	—
International Magnum	6,927	168,424	—	175,351	—	341	—	341
Mid Cap Growth	232,604	30,710	—	263,314	—	—	—	—
Small Company Growth	38,357	4,258	633	43,248	—	—	—	—
U.S. Mid Cap Value	357,689	15,618	—	373,307	—	—	—	—
U.S. Real Estate	1,014,271	51,168	20,466	1,085,905	—	—	—	—
Value	37,416	346	—	37,762	—	—	—	—

* Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Portfolio	Beginning Balance as of 12/31/07 (000)	Accrued discounts/ Premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/08 (000)
Core Plus Fixed Income	$586	$ @—	$—	$(160)	$—	$—	$426
Emerging Markets	—	—	—	—	—	—	—
Emerging Markets Debt	2,589	@—	—	(708)	—	—	1,881
Equity Growth	—	—	—	—	—	—	—
Equity & Income	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	—	—
High Yield	—	—	@—	1	(1)	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—	—
Small Company Growth	230	—	—	182	—	221	633
U.S. Mid Cap Value	—	—	—	—	—	—	—
U.S. Real Estate	19,994	—	(224)	369	327	—	20,466
Value	—	—	—	—	—	—	—

@ Amount is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Other Financial Instruments:

Portfolio	Beginning Balance as of 12/31/07 (000)	Accrued discounts/ Premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/08 (000)
Core Plus Fixed Income	$—	$—	$—	$—	$—	$—	$—
Emerging Markets	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—
Equity Growth	—	—	—	—	—	—	—
Equity & Income	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	—	—
High Yield	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—
U.S. Mid Cap Value	—	—	—	—	—	—	—
U.S. Real Estate	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—

Following is the amounts of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at March 31, 2008:

Portfolio	Investments in Securities (000)	Other Financial Instruments (000)
Core Plus Fixed Income	$(160)	$—
Emerging Markets	—	—
Emerging Markets Debt	(708)	—
Equity Growth	—	—
Equity & Income	—	—
Global Franchise	—	—
Global Real Estate	—	—
Global Value Equity	—	—
High Yield	1	—
International Growth	—	—
International Magnum	—	—
Mid Cap Growth	—	—
Small Company Growth	182	—
U.S. Mid Cap Value	—	—
U.S. Real Estate	(12)	—
Value	—	—

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008